UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-5511

Variable Insurance Products Fund II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2016

Item 1.

Reports to Stockholders

Fidelity® Variable Insurance Products: Contrafund® Portfolio Semi-Annual Report June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Alphabet, Inc. Class C	2.9	3.0
Apple, Inc.	2.7	2.5
Danaher Corp.	2.5	2.4
AMETEK, Inc.	2.3	2.2
Amazon.com, Inc.	2.2	1.6
Roper Technologies, Inc.	2.1	2.2
Facebook, Inc. Class A	1.7	1.4
Autodesk, Inc.	1.6	0.7
Capital One Financial Corp.	1.6	1.6
AT&T, Inc.	1.5	1.1
	21.1

Market Sectors as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.3	19.8
Financials	15.9	15.8
Health Care	14.6	15.2
Consumer Discretionary	13.0	13.7
Consumer Staples	10.3	9.8
Industrials	9.3	8.9
Energy	7.3	6.5
Utilities	3.6	2.9
Materials	3.3	3.7
Telecommunication Services	2.7	2.2

Asset Allocation (% of fund's net assets)

As of June 30, 2016*
Stocks	98.3%
Short-Term Investments and Net Other Assets (Liabilities)	1.7%

 * Foreign investments - 9.6%

As of December 31, 2015*
Stocks and Equity Futures	98.8%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

 * Foreign investments - 12.0%

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 13.0%
Automobiles - 0.7%
Tesla Motors, Inc. (a)	579,900	$123,101,172
Diversified Consumer Services - 0.0%
H&R Block, Inc.	231,036	5,313,828
Hotels, Restaurants & Leisure - 1.8%
Hilton Worldwide Holdings, Inc.	5,213,200	117,453,396
Las Vegas Sands Corp.	663,100	28,838,219
Starbucks Corp.	3,061,400	174,867,168
		321,158,783
Internet & Catalog Retail - 2.2%
Amazon.com, Inc. (a)	538,100	385,075,122
Leisure Products - 0.2%
Mattel, Inc.	866,328	27,107,403
Media - 2.7%
Charter Communications, Inc. Class A	694,593	158,811,744
Interpublic Group of Companies, Inc.	1,464,700	33,834,570
Manchester United PLC (b)	1,131,360	18,022,565
MDC Partners, Inc. Class A (c)	2,666,369	48,767,889
The Walt Disney Co.	2,304,700	225,445,754
Weinstein Co. Holdings LLC Class A-1 unit (a)(d)(e)	11,499	2,978,241
		487,860,763
Multiline Retail - 0.0%
B&M European Value Retail S.A.	1,706,857	5,816,215
Specialty Retail - 3.7%
Advance Auto Parts, Inc.	50,100	8,097,663
AutoZone, Inc. (a)	143,945	114,269,299
Home Depot, Inc.	1,879,894	240,043,665
L Brands, Inc.	1,751,671	117,589,674
Ross Stores, Inc.	2,040,750	115,690,118
TJX Companies, Inc.	830,739	64,157,973
		659,848,392
Textiles, Apparel & Luxury Goods - 1.7%
NIKE, Inc. Class B	3,109,352	171,636,230
VF Corp.	2,140,800	131,637,792
		303,274,022

TOTAL CONSUMER DISCRETIONARY		2,318,555,700

CONSUMER STAPLES - 10.3%
Beverages - 2.3%
Constellation Brands, Inc. Class A (sub. vtg.)	503,400	83,262,360
Monster Beverage Corp.	391,985	62,995,909
The Coca-Cola Co.	5,762,406	261,209,864
		407,468,133
Food & Staples Retailing - 2.4%
CVS Health Corp.	2,062,364	197,450,729
Kroger Co.	3,383,264	124,470,283
Sprouts Farmers Market LLC (a)	552,100	12,643,090
Wal-Mart Stores, Inc.	234,076	17,092,230
Walgreens Boots Alliance, Inc.	644,800	53,692,496
Whole Foods Market, Inc.	637,204	20,403,272
		425,752,100
Food Products - 0.6%
Mead Johnson Nutrition Co. Class A	771,589	70,021,702
The Hershey Co.	209,404	23,765,260
TreeHouse Foods, Inc. (a)	133,800	13,734,570
		107,521,532
Household Products - 1.5%
Colgate-Palmolive Co.	2,459,000	179,998,800
Procter & Gamble Co.	1,020,284	86,387,446
		266,386,246
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	766,628	69,778,481
Nu Skin Enterprises, Inc. Class A (b)	428,537	19,794,124
		89,572,605
Tobacco - 3.0%
Altria Group, Inc.	3,766,544	259,740,874
British American Tobacco PLC sponsored ADR	1,445,479	187,160,621
Philip Morris International, Inc.	940,500	95,667,660
		542,569,155

TOTAL CONSUMER STAPLES		1,839,269,771

ENERGY - 7.3%
Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	1,816,900	81,996,697
Dril-Quip, Inc. (a)	325,692	19,030,184
Independence Contract Drilling, Inc. (a)	1,009,439	5,481,254
Oceaneering International, Inc.	479,162	14,307,777
Schlumberger Ltd.	1,829,000	144,637,320
		265,453,232
Oil, Gas & Consumable Fuels - 5.8%
Anadarko Petroleum Corp.	1,658,121	88,294,943
Apache Corp.	1,218,300	67,822,761
Black Stone Minerals LP	1,100,400	17,056,200
Cabot Oil & Gas Corp.	1,647,035	42,394,681
Chevron Corp.	865,600	90,740,848
Cimarex Energy Co.	379,100	45,234,212
ConocoPhillips Co.	2,109,000	91,952,400
Devon Energy Corp.	1,504,800	54,549,000
Exxon Mobil Corp.	1,342,802	125,874,259
Kinder Morgan, Inc.	269,700	5,048,784
Newfield Exploration Co. (a)	945,400	41,767,772
Noble Energy, Inc.	1,773,200	63,604,684
Parsley Energy, Inc. Class A (a)	855,457	23,148,666
Phillips 66 Co.	934,739	74,162,192
Pioneer Natural Resources Co.	323,700	48,946,677
PrairieSky Royalty Ltd. (b)	1,359,112	25,794,672
SM Energy Co.	982,800	26,535,600
Southwestern Energy Co. (a)	28,967	364,405
Suncor Energy, Inc.	3,689,795	102,358,646
		1,035,651,402

TOTAL ENERGY		1,301,104,634

FINANCIALS - 15.9%
Banks - 5.4%
Bank of America Corp.	13,500,514	179,151,821
Citigroup, Inc.	4,527,350	191,914,367
Comerica, Inc.	1,360,800	55,969,704
FirstMerit Corp.	369,900	7,497,873
Huntington Bancshares, Inc.	8,485,081	75,856,624
JPMorgan Chase & Co.	2,344,506	145,687,603
M&T Bank Corp.	730,200	86,331,546
Regions Financial Corp.	3,854,100	32,798,391
Synovus Financial Corp.	926,323	26,854,104
U.S. Bancorp	3,765,844	151,876,489
Zions Bancorporation	816,600	20,521,158
		974,459,680
Capital Markets - 1.8%
Bank of New York Mellon Corp.	941,400	36,573,390
BlackRock, Inc. Class A	254,813	87,281,097
Charles Schwab Corp.	1,824,200	46,170,502
E*TRADE Financial Corp. (a)	1,247,578	29,305,607
Goldman Sachs Group, Inc.	504,400	74,943,752
Northern Trust Corp.	420,464	27,859,945
Oaktree Capital Group LLC Class A	331,134	14,821,558
		316,955,851
Consumer Finance - 2.3%
Capital One Financial Corp.	4,431,948	281,473,017
Discover Financial Services	563,700	30,208,683
Navient Corp.	1,861,176	22,241,053
OneMain Holdings, Inc. (a)	885,298	20,202,500
SLM Corp. (a)	7,240,276	44,744,906
Synchrony Financial	336,800	8,514,304
		407,384,463
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc.:
Class A (a)	47	10,197,825
Class B (a)	645,800	93,505,382
Broadcom Ltd.	368,800	57,311,520
CME Group, Inc.	443,800	43,226,120
KBC Ancora	450,178	14,735,342
On Deck Capital, Inc. (a)(b)	595,900	3,068,885
		222,045,074
Insurance - 1.9%
American International Group, Inc.	456,100	24,123,129
Chubb Ltd.	1,087,948	142,205,683
Direct Line Insurance Group PLC	5,242,191	24,235,457
Fairfax Financial Holdings Ltd. (sub. vtg.)	21,200	11,418,086
Marsh & McLennan Companies, Inc.	1,561,870	106,925,620
MetLife, Inc.	496,687	19,783,043
Unum Group	620,200	19,716,158
		348,407,176
Real Estate Investment Trusts - 3.0%
Altisource Residential Corp. Class B	2,128,082	19,557,074
American Tower Corp.	1,084,800	123,244,128
Boston Properties, Inc.	317,900	41,931,010
Coresite Realty Corp.	91,800	8,141,742
Crown Castle International Corp.	52,500	5,325,075
Duke Realty LP	1,554,100	41,432,306
Equinix, Inc.	142,200	55,135,206
Extra Space Storage, Inc.	487,500	45,113,250
FelCor Lodging Trust, Inc.	1,347,800	8,396,794
Outfront Media, Inc.	1,450,514	35,058,923
Store Capital Corp.	3,134,500	92,311,025
Sun Communities, Inc.	292,369	22,407,160
VEREIT, Inc.	3,045,600	30,882,384
		528,936,077
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	2,012,489	53,290,709

TOTAL FINANCIALS		2,851,479,030

HEALTH CARE - 14.6%
Biotechnology - 4.2%
Alexion Pharmaceuticals, Inc. (a)	455,532	53,187,916
Amgen, Inc.	1,160,320	176,542,688
Biogen, Inc. (a)	393,131	95,066,938
Celgene Corp. (a)	1,010,300	99,645,889
Gilead Sciences, Inc.	1,645,761	137,289,383
Regeneron Pharmaceuticals, Inc. (a)	153,400	53,571,882
Shire PLC sponsored ADR	433,200	79,743,456
Vertex Pharmaceuticals, Inc. (a)	734,130	63,149,863
		758,198,015
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	2,592,830	101,924,147
Boston Scientific Corp. (a)	7,529,349	175,960,886
Edwards Lifesciences Corp. (a)	651,684	64,992,445
Medtronic PLC	2,959,190	256,768,916
The Cooper Companies, Inc.	181,820	31,194,857
Wright Medical Group NV (a)	1,204,200	20,916,954
		651,758,205
Health Care Providers & Services - 3.1%
Adeptus Health, Inc. Class A (a)	72,700	3,755,682
Cigna Corp.	779,226	99,733,136
Henry Schein, Inc. (a)	424,341	75,023,489
Humana, Inc.	126,800	22,808,784
McKesson Corp.	519,100	96,890,015
UnitedHealth Group, Inc.	1,463,500	206,646,200
Universal Health Services, Inc. Class B	320,500	42,979,050
		547,836,356
Health Care Technology - 0.2%
Medidata Solutions, Inc. (a)	714,917	33,508,160
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	1,227,400	54,447,464
Thermo Fisher Scientific, Inc.	689,213	101,838,113
		156,285,577
Pharmaceuticals - 2.6%
Allergan PLC (a)	660,352	152,600,744
Bristol-Myers Squibb Co.	2,772,405	203,910,388
GlaxoSmithKline PLC sponsored ADR	1,082,000	46,893,880
Horizon Pharma PLC (a)	938,700	15,460,389
Teva Pharmaceutical Industries Ltd. sponsored ADR	834,900	41,937,027
		460,802,428

TOTAL HEALTH CARE		2,608,388,741

INDUSTRIALS - 9.3%
Aerospace & Defense - 0.9%
United Technologies Corp.	1,629,700	167,125,735
Electrical Equipment - 2.6%
AMETEK, Inc.	8,924,849	412,595,769
Fortive Corp. (a)	74,800	3,684,648
SolarCity Corp. (a)(b)	799,500	19,132,035
Sunrun, Inc. (a)(b)	4,431,378	26,278,072
		461,690,524
Industrial Conglomerates - 4.6%
Danaher Corp.	4,482,821	452,764,921
Roper Technologies, Inc.	2,220,310	378,696,074
		831,460,995
Machinery - 0.3%
Pentair PLC	824,706	48,072,113
SPX Flow, Inc. (a)	155,900	4,064,313
		52,136,426
Professional Services - 0.9%
Verisk Analytics, Inc. (a)	1,934,021	156,810,423
Road & Rail - 0.0%
eHi Car Service Co. Ltd. sponsored ADR (a)	40	404

TOTAL INDUSTRIALS		1,669,224,507

INFORMATION TECHNOLOGY - 18.3%
Electronic Equipment & Components - 0.1%
Jabil Circuit, Inc.	196,100	3,621,967
Samsung SDI Co. Ltd.	245,168	23,199,382
		26,821,349
Internet Software & Services - 6.1%
2U, Inc. (a)	1,118,518	32,895,614
58.com, Inc. ADR (a)	602,255	27,637,482
Alphabet, Inc.:
Class A	34,400	24,201,432
Class C (a)	737,536	510,448,664
Box, Inc. Class A (a)(b)	708,500	7,325,890
Cornerstone OnDemand, Inc. (a)	713,448	27,153,831
Facebook, Inc. Class A (a)	2,695,376	308,027,569
Just Dial Ltd.	986,362	8,960,083
New Relic, Inc. (a)(b)	1,717,803	50,469,052
Shopify, Inc. Class A (a)	200	6,152
Yahoo!, Inc. (a)	2,558,700	96,104,772
		1,093,230,541
IT Services - 0.9%
Alliance Data Systems Corp. (a)	63,800	12,499,696
Blackhawk Network Holdings, Inc. (a)	1,241,570	41,580,179
Cognizant Technology Solutions Corp. Class A (a)	98,590	5,643,292
Global Payments, Inc.	256,200	18,287,556
Travelport Worldwide Ltd.	6,053,205	78,025,812
		156,036,535
Semiconductors & Semiconductor Equipment - 3.2%
Intersil Corp. Class A	1,399,229	18,945,561
Lam Research Corp.	344,500	28,958,670
Marvell Technology Group Ltd.	5,752,408	54,820,448
Maxim Integrated Products, Inc.	78,000	2,783,820
Micron Technology, Inc. (a)	765,200	10,529,152
NVIDIA Corp.	846,102	39,775,255
NXP Semiconductors NV (a)	1,125,900	88,203,006
Qorvo, Inc. (a)	4,409,995	243,696,324
Qualcomm, Inc.	1,067,129	57,166,101
Semtech Corp. (a)	1,041,500	24,850,190
SolarEdge Technologies, Inc. (a)(b)	377,055	7,390,278
		577,118,805
Software - 4.4%
Activision Blizzard, Inc.	1,337,832	53,018,282
Adobe Systems, Inc. (a)	592,429	56,748,774
Autodesk, Inc. (a)	5,435,100	294,256,314
Electronic Arts, Inc. (a)	855,700	64,827,832
HubSpot, Inc. (a)	325,043	14,113,367
Microsoft Corp.	2,146,613	109,842,187
Red Hat, Inc. (a)	259,100	18,810,660
Salesforce.com, Inc. (a)	1,614,157	128,180,207
Varonis Systems, Inc. (a)	653,697	15,701,802
Zendesk, Inc. (a)	1,297,858	34,237,494
		789,736,919
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	5,035,192	481,364,355
EMC Corp.	2,701,900	73,410,623
HP, Inc.	6,437,300	80,788,115
Western Digital Corp.	46,522	2,198,630
		637,761,723

TOTAL INFORMATION TECHNOLOGY		3,280,705,872

MATERIALS - 3.3%
Chemicals - 2.6%
CF Industries Holdings, Inc.	751,000	18,099,100
E.I. du Pont de Nemours & Co.	2,007,700	130,098,960
Eastman Chemical Co.	743,541	50,486,434
Ecolab, Inc.	1,020,730	121,058,578
Monsanto Co.	375,000	38,778,750
PPG Industries, Inc.	559,300	58,251,095
W.R. Grace & Co.	550,422	40,296,395
		457,069,312
Construction Materials - 0.2%
Eagle Materials, Inc.	420,959	32,476,987
Containers & Packaging - 0.5%
Ball Corp.	53,396	3,859,997
Graphic Packaging Holding Co.	2,801,233	35,127,462
WestRock Co.	1,355,240	52,678,179
		91,665,638

TOTAL MATERIALS		581,211,937

TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	6,151,568	265,809,253
Cogent Communications Group, Inc.	377,539	15,124,212
Level 3 Communications, Inc. (a)	827,886	42,627,850
Verizon Communications, Inc.	2,161,868	120,718,709
Zayo Group Holdings, Inc. (a)	575,500	16,073,715
		460,353,739
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	222,500	9,627,575
Telephone & Data Systems, Inc.	247,303	7,335,007
		16,962,582

TOTAL TELECOMMUNICATION SERVICES		477,316,321

UTILITIES - 3.6%
Electric Utilities - 2.4%
DONG Energy A/S (a)	175,900	6,344,778
Edison International	660,326	51,287,520
Exelon Corp.	2,459,092	89,412,585
FirstEnergy Corp.	501,190	17,496,543
NextEra Energy, Inc.	1,057,750	137,930,600
PG&E Corp.	1,124,634	71,886,605
PPL Corp.	1,595,872	60,244,168
		434,602,799
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	592,152	8,876,358
NRG Yield, Inc. Class C (b)	522,500	8,145,775
Vivint Solar, Inc. (a)(b)	2,708,027	8,313,643
		25,335,776
Multi-Utilities - 1.1%
CenterPoint Energy, Inc.	421,100	10,106,400
Dominion Resources, Inc.	1,031,931	80,418,383
SCANA Corp.	17,100	1,293,786
Sempra Energy	850,350	96,956,907
		188,775,476

TOTAL UTILITIES		648,714,051

TOTAL COMMON STOCKS
(Cost $14,369,872,866)		17,575,970,564

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (a)(e)
(Cost $5,014,998)	299,866	2,473,895
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.21% to 0.29% 7/14/16 to 8/18/16 (f)
(Cost $6,738,226)	6,740,000	6,738,640
	Shares	Value

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 0.43% (g)	292,467,346	$292,467,346
Fidelity Securities Lending Cash Central Fund, 0.46% (g)(h)	55,299,345	55,299,345
TOTAL MONEY MARKET FUNDS
(Cost $347,766,691)		347,766,691
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $14,729,392,781)		17,932,949,790
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(44,848,381)
NET ASSETS - 100%		$17,888,101,409

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,452,136 or 0.0% of net assets.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,997.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
MongoDB, Inc. Series F, 8.00%	10/2/13	$5,014,998
Weinstein Co. Holdings LLC Class A-1 unit	10/19/05	$11,499,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$618,575
Fidelity Securities Lending Cash Central Fund	1,868,404
Total	$2,486,979

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
MDC Partners, Inc. Class A	$45,362,676	$12,171,738	$--	$911,633	$48,767,889
Opower, Inc.	30,209,636	972,779	30,547,128	--	--
Total	$75,572,312	$13,144,517	$30,547,128	$911,633	$48,767,889

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,318,555,700	$2,309,761,244	$5,816,215	$2,978,241
Consumer Staples	1,839,269,771	1,839,269,771	--	--
Energy	1,301,104,634	1,301,104,634	--	--
Financials	2,851,479,030	2,812,508,231	38,970,799	--
Health Care	2,608,388,741	2,608,388,741	--	--
Industrials	1,669,224,507	1,669,224,507	--	--
Information Technology	3,283,179,767	3,248,546,407	32,159,465	2,473,895
Materials	581,211,937	581,211,937	--	--
Telecommunication Services	477,316,321	477,316,321	--	--
Utilities	648,714,051	642,369,273	6,344,778	--
U.S. Government and Government Agency Obligations	6,738,640	--	6,738,640	--
Money Market Funds	347,766,691	347,766,691	--	--
Total Investments in Securities:	$17,932,949,790	$17,837,467,757	$90,029,897	$5,452,136

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $54,228,906) — See accompanying schedule: Unaffiliated issuers (cost $14,326,565,510)	$17,536,415,210
Fidelity Central Funds (cost $347,766,691)	347,766,691
Other affiliated issuers (cost $55,060,580)	48,767,889
Total Investments (cost $14,729,392,781)		$17,932,949,790
Foreign currency held at value (cost $607,159)		607,226
Receivable for investments sold		159,162,651
Receivable for fund shares sold		2,271,988
Dividends receivable		24,206,815
Distributions receivable from Fidelity Central Funds		342,768
Other receivables		1,410,883
Total assets		18,120,952,121
Liabilities
Payable to custodian bank	$376,501
Payable for investments purchased	155,259,338
Payable for fund shares redeemed	9,801,461
Accrued management fee	8,202,267
Distribution and service plan fees payable	1,833,634
Other affiliated payables	1,208,103
Other payables and accrued expenses	870,063
Collateral on securities loaned, at value	55,299,345
Total liabilities		232,850,712
Net Assets		$17,888,101,409
Net Assets consist of:
Paid in capital		$14,861,633,265
Undistributed net investment income		77,368,868
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(254,087,258)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,203,186,534
Net Assets		$17,888,101,409
Initial Class:
Net Asset Value, offering price and redemption price per share ($6,963,730,772 ÷ 223,339,449 shares)		$31.18
Service Class:
Net Asset Value, offering price and redemption price per share ($1,458,811,670 ÷ 47,001,919 shares)		$31.04
Service Class 2:
Net Asset Value, offering price and redemption price per share ($8,197,753,587 ÷ 268,982,741 shares)		$30.48
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,267,805,380 ÷ 40,875,441 shares)		$31.02

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Dividends (including $911,633 earned from other affiliated issuers)		$141,376,004
Interest		7,161
Income from Fidelity Central Funds		2,486,979
Total income		143,870,144
Expenses
Management fee	$48,221,499
Transfer agent fees	6,289,991
Distribution and service plan fees	10,678,758
Accounting and security lending fees	817,928
Custodian fees and expenses	125,746
Independent trustees' fees and expenses	39,236
Depreciation in deferred trustee compensation account	(25)
Audit	42,715
Legal	10,948
Miscellaneous	78,460
Total expenses before reductions	66,305,256
Expense reductions	(584,786)	65,720,470
Net investment income (loss)		78,149,674
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(127,316,061)
Other affiliated issuers	(17,052,490)
Foreign currency transactions	208,139
Futures contracts	7,389,324
Total net realized gain (loss)		(136,771,088)
Change in net unrealized appreciation (depreciation) on: Investment securities	139,447,275
Assets and liabilities in foreign currencies	(243,962)
Futures contracts	(973,787)
Total change in net unrealized appreciation (depreciation)		138,229,526
Net gain (loss)		1,458,438
Net increase (decrease) in net assets resulting from operations		$79,608,112

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$78,149,674	$171,588,016
Net realized gain (loss)	(136,771,088)	1,524,147,634
Change in net unrealized appreciation (depreciation)	138,229,526	(1,581,460,521)
Net increase (decrease) in net assets resulting from operations	79,608,112	114,275,129
Distributions to shareholders from net investment income	–	(176,945,760)
Distributions to shareholders from net realized gain	(1,451,984,960)	(1,751,090,544)
Total distributions	(1,451,984,960)	(1,928,036,304)
Share transactions - net increase (decrease)	637,601,448	730,822,309
Total increase (decrease) in net assets	(734,775,400)	(1,082,938,866)
Net Assets
Beginning of period	18,622,876,809	19,705,815,675
End of period	$17,888,101,409	$18,622,876,809
Other Information
Undistributed net investment income end of period	$77,368,868	$–
Distributions in excess of net investment income end of period	$–	$(780,806)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Contrafund Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$33.91	$37.36	$34.35	$26.44	$23.02	$23.88
Income from Investment Operations
Net investment income (loss)A	.15	.35	.36	.32	.32	.25
Net realized and unrealized gain (loss)	(.23)B	(.14)	3.76	7.94	3.46	(.86)
Total from investment operations	(.08)	.21	4.12	8.26	3.78	(.61)
Distributions from net investment income	–	(.37)	(.36)	(.34)	(.34)C	(.25)
Distributions from net realized gain	(2.65)	(3.30)	(.75)	(.01)	(.01)C	–
Total distributions	(2.65)	(3.66)D	(1.11)	(.35)	(.36)E	(.25)
Redemption fees added to paid in capitalA	–	–	–F	–F	–F	–F
Net asset value, end of period	$31.18	$33.91	$37.36	$34.35	$26.44	$23.02
Total ReturnG,H,I	.74%	.64%	11.94%	31.29%	16.42%	(2.53)%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.63%L	.63%	.63%	.64%	.64%	.65%
Expenses net of fee waivers, if any	.63%L	.63%	.63%	.63%	.64%	.64%
Expenses net of all reductions	.62%L	.62%	.63%	.62%	.63%	.63%
Net investment income (loss)	1.02%L	1.01%	1.01%	1.05%	1.27%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$6,963,731	$7,436,130	$8,005,930	$7,654,305	$6,440,357	$6,113,440
Portfolio turnover rateM	55%L	80%	74%	86%	87%	135%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $3.66 per share is comprised of distributions from net investment income of $.369 and distributions from net realized gain of $3.295 per share.

 E Total distributions of $.36 per share is comprised of distributions from net investment income of $.342 and distributions from net realized gain of $.013 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Contrafund Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$33.79	$37.23	$34.24	$26.36	$22.95	$23.81
Income from Investment Operations
Net investment income (loss)A	.14	.32	.33	.29	.30	.22
Net realized and unrealized gain (loss)	(.24)B	(.13)	3.73	7.91	3.44	(.85)
Total from investment operations	(.10)	.19	4.06	8.20	3.74	(.63)
Distributions from net investment income	–	(.33)	(.32)	(.31)	(.32)C	(.23)
Distributions from net realized gain	(2.65)	(3.30)	(.75)	(.01)	(.01)C	–
Total distributions	(2.65)	(3.63)	(1.07)	(.32)	(.33)	(.23)
Redemption fees added to paid in capitalA	–	–	–D	–D	–D	–D
Net asset value, end of period	$31.04	$33.79	$37.23	$34.24	$26.36	$22.95
Total ReturnE,F,G	.67%	.56%	11.82%	31.14%	16.31%	(2.64)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.73%J	.73%	.73%	.74%	.74%	.75%
Expenses net of fee waivers, if any	.73%J	.73%	.73%	.73%	.74%	.74%
Expenses net of all reductions	.72%J	.72%	.73%	.72%	.73%	.73%
Net investment income (loss)	.92%J	.91%	.91%	.95%	1.16%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$1,458,812	$1,546,864	$1,714,615	$1,688,448	$1,374,781	$1,277,101
Portfolio turnover rateK	55%J	80%	74%	86%	87%	135%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Contrafund Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$33.25	$36.70	$33.77	$26.00	$22.64	$23.49
Income from Investment Operations
Net investment income (loss)A	.11	.26	.27	.24	.26	.18
Net realized and unrealized gain (loss)	(.23)B	(.14)	3.68	7.80	3.39	(.84)
Total from investment operations	(.12)	.12	3.95	8.04	3.65	(.66)
Distributions from net investment income	–	(.28)	(.27)	(.26)	(.28)C	(.19)
Distributions from net realized gain	(2.65)	(3.30)	(.75)	(.01)	(.01)C	–
Total distributions	(2.65)	(3.57)D	(1.02)	(.27)	(.29)	(.19)
Redemption fees added to paid in capitalA	–	–	–E	–E	–E	–E
Net asset value, end of period	$30.48	$33.25	$36.70	$33.77	$26.00	$22.64
Total ReturnF,G,H	.62%	.39%	11.65%	30.95%	16.14%	(2.78)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.88%K	.88%	.88%	.89%	.89%	.90%
Expenses net of fee waivers, if any	.88%K	.88%	.88%	.88%	.89%	.89%
Expenses net of all reductions	.87%K	.87%	.88%	.87%	.88%	.88%
Net investment income (loss)	.77%K	.76%	.76%	.80%	1.02%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$8,197,754	$8,363,076	$8,764,266	$8,472,780	$7,740,640	$6,980,191
Portfolio turnover rateL	55%K	80%	74%	86%	87%	135%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $3.57 per share is comprised of distributions from net investment income of $.279 and distributions from net realized gain of $3.295 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Contrafund Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$33.76	$37.21	$34.22	$26.35	$22.94	$23.80
Income from Investment Operations
Net investment income (loss)A	.14	.32	.33	.29	.30	.23
Net realized and unrealized gain (loss)	(.23)B	(.13)	3.74	7.91	3.45	(.86)
Total from investment operations	(.09)	.19	4.07	8.20	3.75	(.63)
Distributions from net investment income	–	(.34)	(.33)	(.32)	(.32)C	(.23)
Distributions from net realized gain	(2.65)	(3.30)	(.75)	(.01)	(.01)C	–
Total distributions	(2.65)	(3.64)	(1.08)	(.33)	(.34)D	(.23)
Redemption fees added to paid in capitalA	–	–	–E	–E	–E	–E
Net asset value, end of period	$31.02	$33.76	$37.21	$34.22	$26.35	$22.94
Total ReturnF,G,H	.71%	.56%	11.85%	31.15%	16.34%	(2.62)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.71%K	.71%	.71%	.72%	.73%	.73%
Expenses net of fee waivers, if any	.71%K	.71%	.71%	.71%	.73%	.73%
Expenses net of all reductions	.70%K	.70%	.71%	.71%	.71%	.71%
Net investment income (loss)	.94%K	.93%	.93%	.97%	1.18%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$1,267,805	$1,276,807	$1,210,592	$1,031,358	$698,845	$577,021
Portfolio turnover rateL	55%K	80%	74%	86%	87%	135%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.34 per share is comprised of distributions from net investment income of $.322 and distributions from net realized gain of $.013 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016

1. Organization.

VIP Contrafund Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. The Fund offered Service Class 2R shares during the period April 24, 2002 through April 30, 2015 and all outstanding shares were converted to Service Class 2 shares by April 30, 2015. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, short-term gain distributions from the underlying funds, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$3,789,885,502
Gross unrealized depreciation	(642,369,632)
Net unrealized appreciation (depreciation) on securities	$3,147,515,870
Tax cost	$14,785,433,920

The Fund elected to defer to its next fiscal year approximately $59,189,705 of capital losses recognized during the period November 1, 2015 to December 31, 2015.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

At period end, investments held through this Subsidiary were $2,978,241 representing .02% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $7,389,324 and a change in net unrealized appreciation (depreciation) of $(973,787) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,837,000,555 and $5,575,840,935, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$724,432
Service Class 2	9,954,326
$10,678,758

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .07% (.15% for Investor Class) of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Initial Class	$2,280,942
Service Class	478,125
Service Class 2	2,627,942
Investor Class	902,982
$6,289,991

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $102,060 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15,816 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,623,529. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,868,404, including $118,821 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $517,455 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $67,331.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2016	Year ended December 31, 2015
From net investment income
Initial Class	$–	$79,941,331
Service Class	–	14,932,185
Service Class 2	–	69,447,147
Service Class 2R	–	856
Investor Class	–	12,624,241
Total	$–	$176,945,760
From net realized gain
Initial Class	$575,054,471	$703,131,983
Service Class	119,636,942	150,460,594
Service Class 2	657,251,824	788,053,180
Service Class 2R	–	864,532
Investor Class	100,041,723	108,580,255
Total	$1,451,984,960	$1,751,090,544

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2016	Year ended December 31, 2015	Six months ended June 30, 2016	Year ended December 31, 2015
Initial Class
Shares sold	2,670,523	8,952,835	$81,129,791	$315,514,465
Reinvestment of distributions	20,752,597	22,901,483	575,054,471	783,073,314
Shares redeemed	(19,345,892)	(26,888,922)	(578,543,562)	(943,774,825)
Net increase (decrease)	4,077,228	4,965,396	$77,640,700	$154,812,954
Service Class
Shares sold	694,201	1,554,871	$21,060,826	$54,599,900
Reinvestment of distributions	4,334,672	4,853,587	119,636,942	165,392,779
Shares redeemed	(3,807,990)	(6,683,290)	(116,284,600)	(233,768,207)
Net increase (decrease)	1,220,883	(274,832)	$24,413,168	$(13,775,528)
Service Class 2
Shares sold	13,685,554	21,717,333	$408,453,632	$748,436,481
Reinvestment of distributions	24,234,949	25,563,476	657,251,824	857,500,327
Shares redeemed	(20,422,548)	(34,618,040)	(612,650,592)	(1,186,593,252)
Net increase (decrease)	17,497,955	12,662,769	$453,054,864	$419,343,556
Service Class 2R
Shares sold	–	11,068	$–	$389,193
Reinvestment of distributions	–	25,733	–	865,388
Shares redeemed	–	(321,045)	–	(11,097,459)
Net increase (decrease)	–	(284,244)	$–	$(9,842,878)
Investor Class
Shares sold	932,069	3,099,314	$28,300,156	$107,242,291
Reinvestment of distributions	3,627,329	3,561,108	100,041,723	121,204,496
Shares redeemed	(1,499,043)	(1,379,023)	(45,849,163)	(48,162,582)
Net increase (decrease)	3,060,355	5,281,399	$82,492,716	$180,284,205

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 12% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 10% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Initial Class	.63%
Actual		$1,000.00	$1,007.40	$3.14
Hypothetical-C		$1,000.00	$1,021.73	$3.17
Service Class	.73%
Actual		$1,000.00	$1,006.70	$3.64
Hypothetical-C		$1,000.00	$1,021.23	$3.67
Service Class 2.88%
Actual		$1,000.00	$1,006.20	$4.39
Hypothetical-C		$1,000.00	$1,020.49	$4.42
Investor Class	.71%
Actual		$1,000.00	$1,007.10	$3.54
Hypothetical-C		$1,000.00	$1,021.33	$3.57

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPCON-SANN-0816
1.705691.118

Fidelity® Variable Insurance Products: Disciplined Small Cap Portfolio Semi-Annual Report June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Deluxe Corp.	0.7	0.7
SYNNEX Corp.	0.7	0.7
ONE Gas, Inc.	0.7	0.3
Coresite Realty Corp.	0.7	0.6
American Eagle Outfitters, Inc.	0.7	0.7
MKS Instruments, Inc.	0.7	0.4
RLJ Lodging Trust	0.7	0.6
Selective Insurance Group, Inc.	0.7	0.6
Big Lots, Inc.	0.7	0.2
Masimo Corp.	0.7	0.6
	7.0

Top Five Market Sectors as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.9	23.3
Information Technology	17.4	17.7
Health Care	15.3	18.0
Consumer Discretionary	12.9	12.8
Industrials	11.8	10.9

Asset Allocation (% of fund's net assets)

As of June 30, 2016*
Stocks and Equity Futures	100.1%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.1)%

 * Foreign investments - 4.2%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of December 31, 2015*
Stocks and Equity Futures	99.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 3.6%

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 3.1%
American Axle & Manufacturing Holdings, Inc. (a)	82,242	$1,190,864
Cooper Tire & Rubber Co.	43,405	1,294,337
Cooper-Standard Holding, Inc. (a)	15,473	1,222,212
Dana Holding Corp.	115,720	1,222,003
Drew Industries, Inc.	2,478	210,234
Metaldyne Performance Group, Inc.	13,953	191,854
Stoneridge, Inc. (a)	3,160	47,210
Superior Industries International, Inc.	5,015	134,302
Tenneco, Inc. (a)	29,028	1,352,995
Tower International, Inc.	3,897	80,200
		6,946,211
Diversified Consumer Services - 0.7%
American Public Education, Inc. (a)	723	20,316
Capella Education Co.	8,982	472,812
DeVry, Inc.	37,474	668,536
Grand Canyon Education, Inc. (a)	1,441	57,525
K12, Inc. (a)	33,326	416,242
		1,635,431
Hotels, Restaurants & Leisure - 2.0%
BJ's Restaurants, Inc. (a)	2,626	115,098
Bloomin' Brands, Inc.	45,961	821,323
Boyd Gaming Corp. (a)	34,458	634,027
Dave & Buster's Entertainment, Inc. (a)	2,535	118,613
Eldorado Resorts, Inc. (a)	2,576	39,142
Interval Leisure Group, Inc.	17,986	285,977
Isle of Capri Casinos, Inc. (a)	69,411	1,271,610
Marriott Vacations Worldwide Corp.	14,976	1,025,706
Pinnacle Entertainment, Inc.	3,419	37,883
		4,349,379
Household Durables - 1.1%
Bassett Furniture Industries, Inc.	3,657	87,549
CSS Industries, Inc.	333	8,928
Ethan Allen Interiors, Inc.	9,005	297,525
Flexsteel Industries, Inc.	18,475	731,980
iRobot Corp. (a)	4,770	167,332
La-Z-Boy, Inc.	43,872	1,220,519
		2,513,833
Leisure Products - 1.5%
Brunswick Corp.	23,750	1,076,350
Nautilus, Inc. (a)	52,198	931,212
Smith & Wesson Holding Corp. (a)	51,902	1,410,696
		3,418,258
Media - 0.6%
A.H. Belo Corp. Class A	4,758	23,790
DreamWorks Animation SKG, Inc. Class A (a)	4,383	179,133
Media General, Inc. (a)	2,599	44,677
Meredith Corp.	3,232	167,773
New Media Investment Group, Inc.	15,719	284,042
Saga Communications, Inc. Class A	352	13,918
Sinclair Broadcast Group, Inc. Class A	22,401	668,894
The McClatchy Co. Class A (a)	1,335	19,518
		1,401,745
Multiline Retail - 0.7%
Big Lots, Inc.	29,479	1,477,193
Specialty Retail - 2.6%
American Eagle Outfitters, Inc.	97,015	1,545,449
Big 5 Sporting Goods Corp.	38,016	352,408
Caleres, Inc.	34,169	827,231
Express, Inc. (a)	54,441	789,939
Francesca's Holdings Corp. (a)	2,168	23,956
Group 1 Automotive, Inc.	9,465	467,192
Rent-A-Center, Inc.	75,882	931,831
Shoe Carnival, Inc.	17,089	428,250
The Cato Corp. Class A (sub. vtg.)	3,925	148,051
The Children's Place Retail Stores, Inc.	3,772	302,439
		5,816,746
Textiles, Apparel & Luxury Goods - 0.6%
Movado Group, Inc.	34,897	756,567
Unifi, Inc. (a)	17,088	465,306
		1,221,873

TOTAL CONSUMER DISCRETIONARY		28,780,669

CONSUMER STAPLES - 5.0%
Beverages - 0.1%
National Beverage Corp. (a)	4,790	300,860
Food & Staples Retailing - 1.6%
Casey's General Stores, Inc.	378	49,711
Ingles Markets, Inc. Class A	17,305	645,477
SpartanNash Co.	40,471	1,237,603
United Natural Foods, Inc. (a)	31,533	1,475,744
Weis Markets, Inc.	548	27,701
		3,436,236
Food Products - 1.7%
Dean Foods Co. (b)	73,142	1,323,139
Fresh Del Monte Produce, Inc.	13,374	727,947
John B. Sanfilippo & Son, Inc.	692	29,500
Lancaster Colony Corp.	1,782	227,401
Omega Protein Corp. (a)	50,564	1,010,774
Sanderson Farms, Inc. (b)	650	56,316
Seaboard Corp. (a)	85	244,004
Seneca Foods Corp. Class A (a)	3,257	117,936
		3,737,017
Household Products - 0.6%
Central Garden & Pet Co. Class A (non-vtg.) (a)	32,223	699,561
WD-40 Co.	4,706	552,720
		1,252,281
Personal Products - 0.5%
Avon Products, Inc.	2,356	8,906
MediFast, Inc.	2,656	88,365
Natural Health Trends Corp. (b)	17,522	493,945
Nutraceutical International Corp. (a)	1,500	34,725
USANA Health Sciences, Inc. (a)	4,148	462,212
		1,088,153
Tobacco - 0.5%
Universal Corp.	20,766	1,199,029

TOTAL CONSUMER STAPLES		11,013,576

ENERGY - 3.7%
Energy Equipment & Services - 1.8%
Archrock, Inc.	14,756	139,002
Atwood Oceanics, Inc. (b)	104,369	1,306,700
Dril-Quip, Inc. (a)	17,821	1,041,281
Exterran Corp. (a)	744	9,560
Gulf Island Fabrication, Inc.	314	2,179
Matrix Service Co. (a)	46,317	763,767
McDermott International, Inc. (a)(b)	151,745	749,620
Natural Gas Services Group, Inc. (a)	1,428	32,701
PHI, Inc. (non-vtg.) (a)	4,002	71,556
		4,116,366
Oil, Gas & Consumable Fuels - 1.9%
Adams Resources & Energy, Inc.	236	9,086
Ardmore Shipping Corp.	5,851	39,611
Callon Petroleum Co. (a)	5,772	64,820
DHT Holdings, Inc.	227,741	1,145,537
Gener8 Maritime, Inc. (a)	1,630	10,432
Navios Maritime Acquisition Corp.	3,984	6,255
Parsley Energy, Inc. Class A (a)	24,414	660,643
PDC Energy, Inc. (a)	3,508	202,096
Renewable Energy Group, Inc. (a)	11,527	101,783
Rex American Resources Corp. (a)	6,722	402,177
Scorpio Tankers, Inc.	11,513	48,355
Synergy Resources Corp. (a)	16,921	112,694
Western Refining, Inc.	66,924	1,380,642
		4,184,131

TOTAL ENERGY		8,300,497

FINANCIALS - 23.9%
Banks - 6.6%
Arrow Financial Corp.	451	13,661
BancFirst Corp.	5,664	341,652
Banco Latinoamericano de Comercio Exterior SA Series E	8,223	217,910
BancorpSouth, Inc.	3,789	85,972
Bank of the Ozarks, Inc. (b)	6,120	229,622
Banner Corp.	2,698	114,773
BB&T Corp.	29,975	1,067,410
Brookline Bancorp, Inc., Delaware	3,799	41,903
Cathay General Bancorp	4,380	123,516
Centerstate Banks of Florida, Inc.	4,211	66,323
Chemical Financial Corp.	19,593	730,623
Community Trust Bancorp, Inc.	1,322	45,821
Fidelity Southern Corp.	8,548	133,947
First Bancorp, North Carolina	1,396	24,542
First Bancorp, Puerto Rico (a)	69,693	276,681
First Busey Corp.	4,207	89,988
First Citizen Bancshares, Inc.	79	20,454
First Interstate Bancsystem, Inc.	16,070	451,567
First Midwest Bancorp, Inc., Delaware	9,137	160,446
First NBC Bank Holding Co. (a)	6,570	110,310
FirstMerit Corp.	12,211	247,517
Fulton Financial Corp.	104,483	1,410,521
Great Southern Bancorp, Inc.	6,448	238,383
Great Western Bancorp, Inc.	20,808	656,284
Guaranty Bancorp	7,303	121,960
Heritage Commerce Corp.	1,975	20,797
Hilltop Holdings, Inc. (a)	47,615	999,439
IBERIABANK Corp.	5,625	335,981
International Bancshares Corp.	10,824	282,398
Investors Bancorp, Inc.	38,207	423,334
LegacyTexas Financial Group, Inc.	5,246	141,170
MainSource Financial Group, Inc.	1,248	27,518
Merchants Bancshares, Inc.	7,152	217,993
Opus Bank	9,227	311,873
Peapack-Gladstone Financial Corp.	1,321	24,452
People's Utah Bancorp	445	7,387
Preferred Bank, Los Angeles	983	28,384
PrivateBancorp, Inc.	32,652	1,437,668
Stonegate Bank	869	28,043
UMB Financial Corp.	4,227	224,919
Umpqua Holdings Corp.	89,389	1,382,848
Univest Corp. of Pennsylvania	1,485	31,215
Washington Trust Bancorp, Inc.	2,858	108,375
Western Alliance Bancorp. (a)	10,730	350,335
Wintrust Financial Corp.	25,570	1,304,070
		14,709,985
Capital Markets - 1.8%
Diamond Hill Investment Group, Inc.	1,428	269,064
Financial Engines, Inc.	49,290	1,275,132
GAMCO Investors, Inc. Class A	1,172	38,406
HFF, Inc.	2,898	83,694
INTL FCStone, Inc. (a)	33,368	910,613
KCG Holdings, Inc. Class A (a)	10,459	139,105
Manning & Napier, Inc. Class A	4,987	47,377
OM Asset Management Ltd.	9,373	125,130
Oppenheimer Holdings, Inc. Class A (non-vtg.)	5,214	80,608
Piper Jaffray Companies (a)	27,744	1,045,949
Vector Capital Corp. rights (a)	5,673	0
		4,015,078
Consumer Finance - 0.8%
Enova International, Inc. (a)	23,346	171,827
Nelnet, Inc. Class A	33,378	1,159,886
Regional Management Corp. (a)	3,762	55,151
World Acceptance Corp. (a)	7,171	326,998
		1,713,862
Diversified Financial Services - 0.2%
Gain Capital Holdings, Inc.	19,704	124,529
Marlin Business Services Corp.	13,382	218,127
		342,656
Insurance - 3.0%
Amerisafe, Inc.	8,682	531,512
eHealth, Inc. (a)	6,123	85,844
EMC Insurance Group	1,931	53,527
Employers Holdings, Inc.	17,595	510,607
Federated National Holding Co.	39,221	746,768
HCI Group, Inc.	11,272	307,500
Heritage Insurance Holdings, Inc.	39,760	475,927
Horace Mann Educators Corp.	22,285	753,010
National General Holdings Corp.	11,892	254,727
Selective Insurance Group, Inc.	38,854	1,484,611
United Fire Group, Inc.	844	35,811
United Insurance Holdings Corp.	37,787	618,951
Universal Insurance Holdings, Inc.	41,816	776,941
		6,635,736
Real Estate Investment Trusts - 8.2%
Anworth Mortgage Asset Corp.	55,395	260,357
Apollo Commercial Real Estate Finance, Inc.	61,527	988,739
Ashford Hospitality Trust, Inc.	33,292	178,778
Capstead Mortgage Corp.	110,326	1,070,162
Chesapeake Lodging Trust	4,792	111,414
Colony Financial, Inc.	1,938	29,748
Colony Starwood Homes	6,455	196,361
Coresite Realty Corp.	17,460	1,548,527
CubeSmart	38,820	1,198,762
DCT Industrial Trust, Inc.	3,022	145,177
Education Realty Trust, Inc.	1,691	78,023
Extra Space Storage, Inc.	10,981	1,016,182
First Industrial Realty Trust, Inc.	2,398	66,712
Gyrodyne LLC	133	2,663
InfraReit, Inc.	17,666	309,862
LaSalle Hotel Properties (SBI)	19,669	463,795
LTC Properties, Inc.	4,809	248,770
MFA Financial, Inc.	162,243	1,179,507
National Storage Affiliates Trust	4,852	101,019
New Residential Investment Corp.	72,340	1,001,186
PS Business Parks, Inc.	13,737	1,457,221
Redwood Trust, Inc.	12,405	171,313
Resource Capital Corp.	1,171	15,059
RLJ Lodging Trust	71,720	1,538,394
Ryman Hospitality Properties, Inc.	25,564	1,294,817
Sabra Health Care REIT, Inc.	3,613	74,554
Sovran Self Storage, Inc.	11,361	1,191,996
Summit Hotel Properties, Inc.	7,158	94,772
Sunstone Hotel Investors, Inc.	66,829	806,626
The GEO Group, Inc.	34,574	1,181,739
Xenia Hotels & Resorts, Inc.	16,192	271,702
		18,293,937
Real Estate Management & Development - 0.6%
Altisource Portfolio Solutions SA (a)(b)	31,727	883,280
Marcus & Millichap, Inc. (a)	11,559	293,714
RE/MAX Holdings, Inc.	2,334	93,967
The RMR Group, Inc.	1,789	55,405
		1,326,366
Thrifts & Mortgage Finance - 2.7%
BofI Holding, Inc. (a)(b)	62,246	1,102,377
Dime Community Bancshares, Inc.	21,893	372,400
Essent Group Ltd. (a)	57,870	1,262,145
EverBank Financial Corp.	12,944	192,348
First Defiance Financial Corp.	2,893	112,393
Hingham Institution for Savings	360	44,251
Northwest Bancshares, Inc.	88,821	1,317,215
Radian Group, Inc.	31,619	329,470
Walker & Dunlop, Inc. (a)	27,103	617,406
Waterstone Financial, Inc.	8,023	122,993
WSFS Financial Corp.	19,286	620,816
		6,093,814

TOTAL FINANCIALS		53,131,434

HEALTH CARE - 15.3%
Biotechnology - 3.1%
ACADIA Pharmaceuticals, Inc. (a)(b)	7,094	230,271
Acceleron Pharma, Inc. (a)	964	32,757
Achillion Pharmaceuticals, Inc. (a)	7,294	56,893
Acorda Therapeutics, Inc. (a)	10,007	255,229
Aduro Biotech, Inc. (a)(b)	6,659	75,313
Alder Biopharmaceuticals, Inc. (a)	2,674	66,770
Alexion Pharmaceuticals, Inc. (a)	299	34,911
AMAG Pharmaceuticals, Inc.(a)(b)	10,387	248,457
Applied Genetic Technologies Corp. (a)	9,029	127,580
ARIAD Pharmaceuticals, Inc. (a)	12,104	89,449
Biospecifics Technologies Corp. (a)	1,542	61,587
bluebird bio, Inc. (a)	2,970	128,571
Cepheid, Inc. (a)	12,805	393,754
Concert Pharmaceuticals, Inc. (a)	7,854	88,200
Dyax Corp. rights 12/31/19	11,419	27,291
Emergent BioSolutions, Inc. (a)(b)	7,442	209,269
Enanta Pharmaceuticals, Inc. (a)	6,338	139,753
Exact Sciences Corp. (a)(b)	5,855	71,724
Exelixis, Inc. (a)(b)	45,853	358,112
FibroGen, Inc. (a)	12,950	212,510
Five Prime Therapeutics, Inc. (a)	6,265	259,058
Genomic Health, Inc. (a)	6,614	171,270
Halozyme Therapeutics, Inc. (a)(b)	3,470	29,946
Ironwood Pharmaceuticals, Inc. Class A (a)	10,331	135,078
Kite Pharma, Inc. (a)(b)	3,680	184,000
Lexicon Pharmaceuticals, Inc. (a)(b)	14,566	209,022
Ligand Pharmaceuticals, Inc. Class B (a)(b)	3,433	409,454
Loxo Oncology, Inc. (a)	2,996	69,447
Macrogenics, Inc. (a)	507	13,684
MiMedx Group, Inc. (a)(b)	29,424	234,804
Myriad Genetics, Inc. (a)	12,694	388,436
Neurocrine Biosciences, Inc. (a)	5,075	230,659
Novavax, Inc. (a)(b)	24,435	177,642
Ophthotech Corp. (a)	2,347	119,767
PDL BioPharma, Inc.	57,509	180,578
Pfenex, Inc. (a)	5,284	44,227
Portola Pharmaceuticals, Inc. (a)	2,715	64,074
Prothena Corp. PLC (a)(b)	2,243	78,415
Repligen Corp. (a)	7,281	199,208
Retrophin, Inc. (a)	12,019	214,058
Rigel Pharmaceuticals, Inc. (a)	34,998	78,046
Spark Therapeutics, Inc. (a)	372	19,020
TESARO, Inc. (a)(b)	2,247	188,860
Ultragenyx Pharmaceutical, Inc. (a)	3,351	163,897
Vanda Pharmaceuticals, Inc. (a)	12,650	141,554
		6,912,605
Health Care Equipment & Supplies - 4.4%
Anika Therapeutics, Inc. (a)	1,511	81,065
Cantel Medical Corp.	20,515	1,409,996
Exactech, Inc. (a)	8,093	216,407
Globus Medical, Inc. (a)	12,669	301,902
Greatbatch, Inc. (a)	19,501	603,166
Halyard Health, Inc. (a)	3,693	120,096
ICU Medical, Inc. (a)	4,943	557,323
Inogen, Inc. (a)	10,203	511,272
LivaNova PLC (a)(b)	21,568	1,083,361
Masimo Corp. (a)	28,115	1,476,459
Meridian Bioscience, Inc.	10,693	208,514
Merit Medical Systems, Inc. (a)	40,160	796,373
Natus Medical, Inc. (a)	16,147	610,357
NxStage Medical, Inc. (a)	2,613	56,650
OraSure Technologies, Inc. (a)	5,456	32,245
Orthofix International NV (a)	4,444	188,426
Steris PLC	4,974	341,963
SurModics, Inc. (a)	12,997	305,170
Vascular Solutions, Inc. (a)	2,277	94,860
West Pharmaceutical Services, Inc.	9,793	743,093
		9,738,698
Health Care Providers & Services - 5.2%
Air Methods Corp. (a)	2,862	102,545
Alliance Healthcare Services, Inc. (a)	23,630	147,451
AMN Healthcare Services, Inc. (a)	2,915	116,513
AmSurg Corp. (a)	3,288	254,952
Centene Corp. (a)	14,245	1,016,666
Chemed Corp.	10,444	1,423,622
Corvel Corp. (a)	10,229	441,688
HealthSouth Corp.	2,501	97,089
Magellan Health Services, Inc. (a)	20,028	1,317,242
Molina Healthcare, Inc. (a)(b)	28,256	1,409,974
National Healthcare Corp.	4,909	317,809
Owens & Minor, Inc.	14,920	557,710
PharMerica Corp. (a)	40,169	990,568
Select Medical Holdings Corp. (a)	30,172	327,970
Surgical Care Affiliates, Inc. (a)	26,652	1,270,501
Team Health Holdings, Inc. (a)	4,490	182,608
Triple-S Management Corp. (a)	27,551	673,071
Wellcare Health Plans, Inc. (a)	8,884	953,076
		11,601,055
Health Care Technology - 1.0%
HMS Holdings Corp. (a)	22,922	403,656
Omnicell, Inc. (a)	21,019	719,480
Quality Systems, Inc.	86,153	1,026,082
		2,149,218
Life Sciences Tools & Services - 0.6%
Cambrex Corp. (a)	5,381	278,359
INC Research Holdings, Inc. Class A (a)	4,477	170,708
Luminex Corp. (a)	10,821	218,909
PAREXEL International Corp. (a)	8,676	545,547
PRA Health Sciences, Inc. (a)	5,287	220,785
		1,434,308
Pharmaceuticals - 1.0%
Amphastar Pharmaceuticals, Inc. (a)	1,976	31,853
Catalent, Inc. (a)	10,508	241,579
Corcept Therapeutics, Inc. (a)	4,764	26,011
DepoMed, Inc. (a)	2,477	48,599
Horizon Pharma PLC (a)	15,109	248,845
Impax Laboratories, Inc. (a)	12,944	373,046
Innoviva, Inc. (b)	1,092	11,499
Lannett Co., Inc. (a)(b)	7,766	184,753
Nektar Therapeutics (a)	9,929	141,290
Pacira Pharmaceuticals, Inc. (a)	2,028	68,404
Prestige Brands Holdings, Inc. (a)	8,386	464,584
Sucampo Pharmaceuticals, Inc. Class A (a)	12,831	140,756
The Medicines Company (a)	5,787	194,617
TherapeuticsMD, Inc. (a)(b)	1,299	11,042
		2,186,878

TOTAL HEALTH CARE		34,022,762

INDUSTRIALS - 11.8%
Aerospace & Defense - 2.2%
Astronics Corp. (a)	26,822	892,100
Astronics Corp. Class B	3,374	111,747
Curtiss-Wright Corp.	17,455	1,470,584
KLX, Inc. (a)	3,405	105,555
Mercury Systems, Inc. (a)	23,132	575,062
Moog, Inc. Class A (a)	26,707	1,440,041
Teledyne Technologies, Inc. (a)	3,545	351,132
		4,946,221
Airlines - 1.5%
Allegiant Travel Co.	3,790	574,185
Hawaiian Holdings, Inc. (a)	34,364	1,304,457
JetBlue Airways Corp. (a)	72,656	1,203,183
Virgin America, Inc. (a)	4,748	266,885
		3,348,710
Building Products - 0.5%
American Woodmark Corp. (a)	4,928	327,121
Insteel Industries, Inc.	3,639	104,039
NCI Building Systems, Inc. (a)	11,117	177,761
Ply Gem Holdings, Inc. (a)	7,547	109,960
Universal Forest Products, Inc.	4,645	430,545
		1,149,426
Commercial Services & Supplies - 2.4%
ARC Document Solutions, Inc. (a)	8,957	34,843
Deluxe Corp.	24,845	1,648,953
Ennis, Inc.	3,619	69,412
G&K Services, Inc. Class A	731	55,973
Herman Miller, Inc.	20,595	615,585
HNI Corp.	400	18,596
Kimball International, Inc. Class B	47,792	543,873
Knoll, Inc.	16,378	397,658
Quad/Graphics, Inc.	1,480	34,469
Steelcase, Inc. Class A	28,375	385,049
UniFirst Corp.	11,542	1,335,640
West Corp.	9,581	188,362
		5,328,413
Construction & Engineering - 0.6%
Argan, Inc.	30,129	1,256,982
EMCOR Group, Inc.	3,496	172,213
		1,429,195
Electrical Equipment - 0.4%
Allied Motion Technologies, Inc.	2,764	64,291
EnerSys	13,292	790,475
		854,766
Machinery - 1.8%
Alamo Group, Inc.	5,835	384,935
Federal Signal Corp.	11,703	150,735
Global Brass & Copper Holdings, Inc.	12,393	338,205
Greenbrier Companies, Inc. (b)	17,530	510,649
Hurco Companies, Inc.	5,916	164,642
Hyster-Yale Materials Handling Class A	7,077	421,011
Joy Global, Inc.	19,724	416,965
Kadant, Inc.	6,862	353,462
Wabash National Corp. (a)	96,184	1,221,537
		3,962,141
Marine - 0.5%
Matson, Inc.	35,858	1,157,855
Professional Services - 1.7%
Barrett Business Services, Inc.	2,176	89,912
Huron Consulting Group, Inc. (a)	567	34,258
ICF International, Inc. (a)	453	18,528
Insperity, Inc.	18,044	1,393,538
Kelly Services, Inc. Class A (non-vtg.)	1,436	27,241
Kforce, Inc.	7,750	130,898
Korn/Ferry International	31,029	642,300
Resources Connection, Inc.	35,212	520,433
RPX Corp. (a)	102,263	937,752
TrueBlue, Inc. (a)	3,024	57,214
		3,852,074
Road & Rail - 0.2%
ArcBest Corp.	17,210	279,663
Roadrunner Transportation Systems, Inc. (a)	6,046	45,103
		324,766

TOTAL INDUSTRIALS		26,353,567

INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 1.1%
Bel Fuse, Inc. Class B (non-vtg.)	801	14,242
Black Box Corp.	6,073	79,435
Communications Systems, Inc.	2,925	20,387
Digi International, Inc. (a)	14,306	153,503
Finisar Corp. (a)	5,664	99,177
Infinera Corp. (a)	10,093	113,849
Ixia (a)	13,139	129,025
NETGEAR, Inc. (a)	23,871	1,134,827
Plantronics, Inc.	15,823	696,212
		2,440,657
Electronic Equipment & Components - 5.3%
Anixter International, Inc. (a)	4,398	234,325
Benchmark Electronics, Inc. (a)	59,154	1,251,107
Coherent, Inc. (a)	12,989	1,192,130
Fabrinet (a)	1,224	45,435
FEI Co.	2,112	225,731
Insight Enterprises, Inc. (a)	6,150	159,900
KEMET Corp. (a)	3,818	11,187
Kimball Electronics, Inc. (a)	44,205	550,352
Methode Electronics, Inc. Class A	37,111	1,270,310
MTS Systems Corp.	3,655	160,235
PC Connection, Inc.	3,588	85,394
Plexus Corp. (a)	13,988	604,282
QLogic Corp. (a)	29,307	431,985
Sanmina Corp. (a)	53,178	1,425,702
ScanSource, Inc. (a)	30,462	1,130,445
SYNNEX Corp.	16,650	1,578,753
Tech Data Corp. (a)	19,371	1,391,806
TTM Technologies, Inc. (a)	1,206	9,081
Vishay Intertechnology, Inc.	4,815	59,658
		11,817,818
Internet Software & Services - 1.3%
Bankrate, Inc. (a)	15,185	113,584
Demandware, Inc. (a)	1,412	105,759
DHI Group, Inc. (a)	1,736	10,815
EarthLink Holdings Corp.	50,279	321,786
Global Sources Ltd. (a)	22,399	205,399
j2 Global, Inc.	12,145	767,200
RetailMeNot, Inc. (a)	74,598	575,151
United Online, Inc. (a)	12,519	137,709
WebMD Health Corp. (a)	10,428	605,971
		2,843,374
IT Services - 3.5%
CACI International, Inc. Class A (a)	3,150	284,792
Cardtronics, Inc. (a)	19,966	794,846
Computer Task Group, Inc.	3,604	17,912
CSG Systems International, Inc.	28,499	1,148,795
EVERTEC, Inc.	9,797	152,245
ExlService Holdings, Inc. (a)	5,105	267,553
Global Payments, Inc.	9,956	710,659
Hackett Group, Inc.	5,129	71,139
Higher One Holdings, Inc. (a)	18,642	95,261
Jack Henry & Associates, Inc.	12,011	1,048,200
ManTech International Corp. Class A	1,237	46,783
NCI, Inc. Class A	7,316	102,790
Neustar, Inc. Class A (a)(b)	50,715	1,192,310
Science Applications International Corp.	7,860	458,631
Sykes Enterprises, Inc. (a)	31,259	905,261
Syntel, Inc. (a)	11,177	505,871
Travelport Worldwide Ltd.	5,013	64,618
		7,867,666
Semiconductors & Semiconductor Equipment - 3.3%
Brooks Automation, Inc.	1,026	11,512
Cabot Microelectronics Corp.	24,817	1,050,752
Cirrus Logic, Inc. (a)	21,047	816,413
Fairchild Semiconductor International, Inc. (a)	3,193	63,381
Integrated Device Technology, Inc. (a)	6,759	136,059
IXYS Corp.	25,567	262,062
MaxLinear, Inc. Class A (a)	10,164	182,749
MKS Instruments, Inc.	35,848	1,543,615
Nanometrics, Inc. (a)	507	10,541
NeoPhotonics Corp. (a)	78,446	747,590
Photronics, Inc. (a)	103,878	925,553
Rudolph Technologies, Inc. (a)	10,863	168,702
Silicon Laboratories, Inc. (a)	1,889	92,070
Synaptics, Inc. (a)	841	45,204
Tessera Technologies, Inc.	43,202	1,323,709
		7,379,912
Software - 2.5%
Aspen Technology, Inc. (a)	34,075	1,371,178
Manhattan Associates, Inc. (a)	9,997	641,108
Mentor Graphics Corp.	15,797	335,844
MicroStrategy, Inc. Class A (a)	3,811	667,001
Monotype Imaging Holdings, Inc.	13,229	325,830
Pegasystems, Inc.	7,473	201,397
Progress Software Corp. (a)	27,124	744,825
QAD, Inc. Class B	1,619	28,009
Qlik Technologies, Inc. (a)	4,416	130,625
RealPage, Inc. (a)	1,273	28,426
Synchronoss Technologies, Inc. (a)	22,142	705,444
Verint Systems, Inc. (a)	12,271	406,538
Zedge, Inc. (a)	8,066	37,023
		5,623,248
Technology Hardware, Storage & Peripherals - 0.4%
Super Micro Computer, Inc. (a)	30,649	761,628

TOTAL INFORMATION TECHNOLOGY		38,734,303

MATERIALS - 3.8%
Chemicals - 1.4%
Axiall Corp.	452	14,740
Chase Corp.	1,096	64,741
FutureFuel Corp.	55,873	607,898
Innophos Holdings, Inc.	5,916	249,714
Innospec, Inc.	1,818	83,610
KMG Chemicals, Inc.	1,189	30,902
Minerals Technologies, Inc.	13,040	740,672
Stepan Co.	578	34,408
Trecora Resources (a)	1,488	15,520
Trinseo SA	26,466	1,136,185
		2,978,390
Containers & Packaging - 0.4%
AEP Industries, Inc.	9,842	791,887
Greif, Inc. Class A	3,332	124,184
		916,071
Metals & Mining - 1.4%
Commercial Metals Co.	71,320	1,205,308
Hecla Mining Co.	245,058	1,249,796
Worthington Industries, Inc.	17,476	739,235
		3,194,339
Paper & Forest Products - 0.6%
Kapstone Paper & Packaging Corp.	3,050	39,681
Neenah Paper, Inc.	284	20,553
Schweitzer-Mauduit International, Inc.	33,761	1,191,088
		1,251,322

TOTAL MATERIALS		8,340,122

TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.5%
Atlantic Tele-Network, Inc.	8,939	695,544
FairPoint Communications, Inc. (a)(b)	4,157	61,025
IDT Corp. Class B	30,038	426,239
Inteliquent, Inc.	65,199	1,296,808
Vonage Holdings Corp. (a)	153,593	936,917
		3,416,533
Wireless Telecommunication Services - 0.4%
Shenandoah Telecommunications Co.	14,008	547,152
Spok Holdings, Inc.	11,142	213,536
		760,688

TOTAL TELECOMMUNICATION SERVICES		4,177,221

UTILITIES - 2.9%
Electric Utilities - 0.7%
Allete, Inc.	10,284	664,655
IDACORP, Inc.	9,251	752,569
Portland General Electric Co.	3,058	134,919
Spark Energy, Inc. Class A, (b)	1,391	45,973
		1,598,116
Gas Utilities - 1.0%
Northwest Natural Gas Co.	2,338	151,549
ONE Gas, Inc.	23,431	1,560,270
Piedmont Natural Gas Co., Inc.	4,297	258,336
Southwest Gas Corp.	2,192	172,532
		2,142,687
Independent Power and Renewable Electricity Producers - 0.1%
NRG Yield, Inc. Class A (b)	16,411	249,775
Ormat Technologies, Inc.	2,237	97,891
		347,666
Multi-Utilities - 0.6%
Avangrid, Inc.	22,173	1,021,288
Avista Corp.	5,121	229,421
		1,250,709
Water Utilities - 0.5%
American States Water Co.	27,344	1,198,214

TOTAL UTILITIES		6,537,392

TOTAL COMMON STOCKS
(Cost $200,895,921)		219,391,543
	Principal Amount	Value

U.S. Treasury Obligations - 0.5%
U.S. Treasury Bills, yield at date of purchase 0.32% 9/15/16 (c)
(Cost $999,318)	1,000,000	999,543
	Shares	Value

Money Market Funds - 4.8%
Fidelity Cash Central Fund, 0.43% (d)	1,729,506	$1,729,506
Fidelity Securities Lending Cash Central Fund, 0.46% (d)(e)	9,041,131	9,041,131
TOTAL MONEY MARKET FUNDS
(Cost $10,770,637)		10,770,637
TOTAL INVESTMENT PORTFOLIO - 103.9%
(Cost $212,665,876)		231,161,723
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(8,631,120)
NET ASSETS - 100%		$222,530,603

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
29 ICE Russell 2000 Index Contracts (United States)	Sept. 2016	3,327,460	$7,607

The face value of futures purchased as a percentage of Net Assets is 1.5%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $5,108,000.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $203,907.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,721
Fidelity Securities Lending Cash Central Fund	224,435
Total	$233,156

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$28,780,669	$28,780,669	$--	$--
Consumer Staples	11,013,576	11,013,576	--	--
Energy	8,300,497	8,300,497	--	--
Financials	53,131,434	53,131,434	--	--
Health Care	34,022,762	33,995,471	--	27,291
Industrials	26,353,567	26,353,567	--	--
Information Technology	38,734,303	38,734,303	--	--
Materials	8,340,122	8,340,122	--	--
Telecommunication Services	4,177,221	4,177,221	--	--
Utilities	6,537,392	6,537,392	--	--
U.S. Government and Government Agency Obligations	999,543	--	999,543	--
Money Market Funds	10,770,637	10,770,637	--	--
Total Investments in Securities:	$231,161,723	$230,134,889	$999,543	$27,291
Derivative Instruments:
Assets
Futures Contracts	$7,607	$7,607	$--	$--
Total Assets	$7,607	$7,607	$--	$--
Total Derivative Instruments:	$7,607	$7,607	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$7,607	$0
Total Equity Risk	7,607	0
Total Value of Derivatives	$7,607	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $8,925,754) — See accompanying schedule: Unaffiliated issuers (cost $201,895,239)	$220,391,086
Fidelity Central Funds (cost $10,770,637)	10,770,637
Total Investments (cost $212,665,876)		$231,161,723
Receivable for investments sold		2,481,802
Receivable for fund shares sold		29,372
Dividends receivable		299,117
Distributions receivable from Fidelity Central Funds		26,326
Receivable for daily variation margin for derivative instruments		52,764
Total assets		234,051,104
Liabilities
Payable to custodian bank	$28,952
Payable for investments purchased	1,896,530
Payable for fund shares redeemed	356,646
Accrued management fee	129,786
Distribution and service plan fees payable	716
Other affiliated payables	32,525
Other payables and accrued expenses	34,215
Collateral on securities loaned, at value	9,041,131
Total liabilities		11,520,501
Net Assets		$222,530,603
Net Assets consist of:
Paid in capital		$209,325,560
Undistributed net investment income		822,019
Accumulated undistributed net realized gain (loss) on investments		(6,120,430)
Net unrealized appreciation (depreciation) on investments		18,503,454
Net Assets		$222,530,603
Initial Class:
Net Asset Value, offering price and redemption price per share ($27,939,290 ÷ 2,074,878 shares)		$13.47
Service Class:
Net Asset Value, offering price and redemption price per share ($243,880 ÷ 18,065 shares)		$13.50
Service Class 2:
Net Asset Value, offering price and redemption price per share ($3,395,231 ÷ 251,489 shares)		$13.50
Investor Class:
Net Asset Value, offering price and redemption price per share ($190,952,202 ÷ 14,234,620 shares)		$13.41

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Dividends		$1,597,688
Interest		1,783
Income from Fidelity Central Funds (including $224,435 from security lending)		233,156
Total income		1,832,627
Expenses
Management fee	$751,581
Transfer agent fees	145,195
Distribution and service plan fees	4,047
Accounting and security lending fees	42,705
Custodian fees and expenses	32,305
Independent trustees' fees and expenses	477
Audit	29,733
Legal	2,306
Miscellaneous	749
Total expenses before reductions	1,009,098
Expense reductions	(814)	1,008,284
Net investment income (loss)		824,343
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,442,886)
Futures contracts	444,195
Total net realized gain (loss)		(3,998,691)
Change in net unrealized appreciation (depreciation) on: Investment securities	5,527,651
Futures contracts	(60,344)
Total change in net unrealized appreciation (depreciation)		5,467,307
Net gain (loss)		1,468,616
Net increase (decrease) in net assets resulting from operations		$2,292,959

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$824,343	$1,406,832
Net realized gain (loss)	(3,998,691)	15,696,713
Change in net unrealized appreciation (depreciation)	5,467,307	(23,393,653)
Net increase (decrease) in net assets resulting from operations	2,292,959	(6,290,108)
Distributions to shareholders from net investment income	(61,920)	(1,246,217)
Distributions to shareholders from net realized gain	(16,439,954)	(457,407)
Total distributions	(16,501,874)	(1,703,624)
Share transactions - net increase (decrease)	12,333,738	21,754,368
Total increase (decrease) in net assets	(1,875,177)	13,760,636
Net Assets
Beginning of period	224,405,780	210,645,144
End of period	$222,530,603	$224,405,780
Other Information
Undistributed net investment income end of period	$822,019	$59,596

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Disciplined Small Cap Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.52	$14.94	$15.40	$12.03	$10.94	$11.15
Income from Investment Operations
Net investment income (loss)A	.05	.10	.06	.09	.22	.05
Net realized and unrealized gain (loss)	(.03)B	(.40)	.69	4.44	1.83	(.20)
Total from investment operations	.02	(.30)	.75	4.53	2.05	(.15)
Distributions from net investment income	–C	(.09)	(.07)	(.07)	(.25)	(.06)
Distributions from net realized gain	(1.06)	(.03)	(1.14)	(1.09)	(.71)	–
Total distributions	(1.07)D	(.12)	(1.21)	(1.16)	(.96)	(.06)
Net asset value, end of period	$13.47	$14.52	$14.94	$15.40	$12.03	$10.94
Total ReturnE,F,G	1.19%	(1.99)%	5.28%	38.35%	19.00%	(1.36)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.86%J	.85%	.85%	.86%	.91%	.91%
Expenses net of fee waivers, if any	.86%J	.84%	.85%	.86%	.91%	.91%
Expenses net of all reductions	.86%J	.84%	.85%	.86%	.91%	.91%
Net investment income (loss)	.84%J	.68%	.41%	.66%	1.80%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$27,939	$30,227	$33,658	$45,699	$20,183	$19,809
Portfolio turnover rateK	92%J	96%	100%	108%	99%	90%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Amount represents less than $.005 per share.

 D Total distributions of $1.07 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $1.062 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Disciplined Small Cap Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.56	$14.98	$15.44	$12.06	$10.96	$11.16
Income from Investment Operations
Net investment income (loss)A	.05	.09	.05	.08	.21	.04
Net realized and unrealized gain (loss)	(.04)B	(.40)	.68	4.44	1.84	(.20)
Total from investment operations	.01	(.31)	.73	4.52	2.05	(.16)
Distributions from net investment income	–C	(.08)	(.05)	(.05)	(.24)	(.04)
Distributions from net realized gain	(1.06)	(.03)	(1.14)	(1.09)	(.71)	–
Total distributions	(1.07)D	(.11)	(1.19)	(1.14)	(.95)	(.04)
Net asset value, end of period	$13.50	$14.56	$14.98	$15.44	$12.06	$10.96
Total ReturnE,F,G	1.11%	(2.09)%	5.19%	38.19%	18.97%	(1.41)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.96%J	.95%	.95%	.95%	.99%	1.01%
Expenses net of fee waivers, if any	.96%J	.94%	.95%	.95%	.99%	1.01%
Expenses net of all reductions	.96%J	.94%	.95%	.95%	.99%	1.01%
Net investment income (loss)	.74%J	.58%	.32%	.57%	1.72%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$244	$311	$320	$329	$279	$235
Portfolio turnover rateK	92%J	96%	100%	108%	99%	90%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Amount represents less than $.005 per share.

 D Total distributions of $1.07 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $1.062 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Disciplined Small Cap Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.58	$14.99	$15.45	$12.07	$10.96	$11.15
Income from Investment Operations
Net investment income (loss)A	.04	.07	.02	.05	.18	.02
Net realized and unrealized gain (loss)	(.05)B	(.40)	.68	4.45	1.83	(.20)
Total from investment operations	(.01)	(.33)	.70	4.50	2.01	(.18)
Distributions from net investment income	–C	(.05)	(.02)	(.03)	(.19)	(.01)
Distributions from net realized gain	(1.06)	(.03)	(1.14)	(1.09)	(.71)	–
Total distributions	(1.07)D	(.08)	(1.16)	(1.12)	(.90)	(.01)
Net asset value, end of period	$13.50	$14.58	$14.99	$15.45	$12.07	$10.96
Total ReturnE,F,G	.96%	(2.18)%	4.93%	37.96%	18.58%	(1.58)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.11%J	1.10%	1.14%	1.15%	1.23%	1.26%
Expenses net of fee waivers, if any	1.11%J	1.10%	1.14%	1.15%	1.23%	1.25%
Expenses net of all reductions	1.11%J	1.10%	1.14%	1.15%	1.23%	1.25%
Net investment income (loss)	.59%J	.43%	.12%	.37%	1.48%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$3,395	$3,198	$3,097	$4,115	$1,624	$1,656
Portfolio turnover rateK	92%J	96%	100%	108%	99%	90%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Amount represents less than $.005 per share.

 D Total distributions of $1.07 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $1.062 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Disciplined Small Cap Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.48	$14.89	$15.36	$12.01	$10.92	$11.12
Income from Investment Operations
Net investment income (loss)A	.05	.09	.05	.08	.21	.04
Net realized and unrealized gain (loss)	(.05)B	(.39)	.68	4.42	1.83	(.19)
Total from investment operations	–C	(.30)	.73	4.50	2.04	(.15)
Distributions from net investment income	–C	(.08)	(.05)	(.06)	(.24)	(.05)
Distributions from net realized gain	(1.06)	(.03)	(1.14)	(1.09)	(.71)	–
Total distributions	(1.07)D	(.11)	(1.20)E	(1.15)	(.95)	(.05)
Net asset value, end of period	$13.41	$14.48	$14.89	$15.36	$12.01	$10.92
Total ReturnF,G,H	1.05%	(2.00)%	5.15%	38.18%	18.96%	(1.35)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.95%K	.93%	.93%	.94%	.98%	.99%
Expenses net of fee waivers, if any	.94%K	.92%	.93%	.93%	.98%	.98%
Expenses net of all reductions	.94%K	.92%	.93%	.93%	.98%	.98%
Net investment income (loss)	.76%K	.60%	.34%	.58%	1.73%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$190,952	$190,669	$173,570	$184,956	$65,042	$54,198
Portfolio turnover rateL	92%K	96%	100%	108%	99%	90%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Amount represents less than $.005 per share.

 D Total distributions of $1.07 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $1.062 per share.

 E Total distributions of $1.20 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $1.141 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016

1. Organization.

VIP Disciplined Small Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$33,086,706
Gross unrealized depreciation	(16,638,140)
Net unrealized appreciation (depreciation) on securities	$16,448,566
Tax cost	$214,713,157

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $444,195 and a change in net unrealized appreciation (depreciation) of $(60,344) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $98,485,001 and $99,021,194, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$134
Service Class 2	3,913
$4,047

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .07% (.15% for Investor Class) of class-level average net assets. For the period, transfer agent fees for each class, were as follows:

Initial Class	$9,278
Service Class	89
Service Class 2	1,033
Investor Class	134,795
$145,195

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $191 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

During the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $814.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2016	Year ended December 31, 2015
From net investment income
Initial Class	$8,211	$189,220
Service Class	81	1,604
Service Class 2	913	11,209
Investor Class	52,715	1,044,184
Total	$61,920	$1,246,217
From net realized gain
Initial Class	$2,180,117	$69,227
Service Class	21,487	684
Service Class 2	242,534	6,519
Investor Class	13,995,816	380,977
Total	$16,439,954	$457,407

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2016	Year ended December 31, 2015	Six months ended June 30, 2016	Year ended December 31, 2015
Initial Class
Shares sold	186,313	414,891	$2,465,116	$6,416,859
Reinvestment of distributions	186,399	17,720	2,188,328	258,447
Shares redeemed	(379,617)	(603,842)	(4,974,474)	(9,221,976)
Net increase (decrease)	(6,905)	(171,231)	$(321,030)	$(2,546,670)
Service Class
Reinvestment of distributions	1,831	156	$21,568	$2,288
Shares redeemed	(5,154)	(157)	(67,730)	(2,288)
Net increase (decrease)	(3,323)	(1)	$(46,162)	$–
Service Class 2
Shares sold	61,673	114,892	$806,952	$1,792,406
Reinvestment of distributions	20,649	1,207	243,447	17,728
Shares redeemed	(50,249)	(103,229)	(634,396)	(1,603,734)
Net increase (decrease)	32,073	12,870	$416,003	$206,400
Investor Class
Shares sold	874,971	2,814,636	$11,415,797	$43,782,381
Reinvestment of distributions	1,200,729	98,023	14,048,531	1,425,161
Shares redeemed	(1,013,183)	(1,394,487)	(13,179,401)	(21,112,904)
Net increase (decrease)	1,062,517	1,518,172	$12,284,927	$24,094,638

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 98% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Initial Class	.86%
Actual		$1,000.00	$1,011.90	$4.30
Hypothetical-C		$1,000.00	$1,020.59	$4.32
Service Class	.96%
Actual		$1,000.00	$1,011.10	$4.80
Hypothetical-C		$1,000.00	$1,020.09	$4.82
Service Class 2	1.11%
Actual		$1,000.00	$1,009.60	$5.55
Hypothetical-C		$1,000.00	$1,019.34	$5.57
Investor Class	.94%
Actual		$1,000.00	$1,010.50	$4.70
Hypothetical-C		$1,000.00	$1,020.19	$4.72

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

VDSC-SANN-0816
1.821007.110

Fidelity® Variable Insurance Products: Emerging Markets Portfolio Semi-Annual Report June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of June 30, 2016
India	11.9%
Cayman Islands	11.9%
United States of America*	11.4%
Mexico	7.9%
Brazil	7.9%
South Africa	7.6%
Taiwan	5.6%
Korea (South)	5.2%
Philippines	4.8%
Other	25.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of December 31, 2015
India	13.3%
United States of America*	9.5%
Cayman Islands	8.6%
Mexico	7.2%
China	7.0%
Taiwan	6.8%
South Africa	6.4%
Korea (South)	5.8%
Brazil	5.4%
Other	30.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.1	99.0
Short-Term Investments and Net Other Assets (Liabilities)	1.9	1.0

Top Ten Stocks as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	3.9	3.4
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.8	3.6
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	2.6	1.8
Naspers Ltd. Class N (South Africa, Media)	2.2	2.1
Baidu.com, Inc. sponsored ADR (Cayman Islands, Internet Software & Services)	1.6	0.0
Infosys Ltd. (India, IT Services)	1.3	0.0
Housing Development Finance Corp. Ltd. (India, Thrifts & Mortgage Finance)	1.3	1.3
Itau Unibanco Holding SA (Brazil, Banks)	1.2	0.0
Ambev SA sponsored ADR (Brazil, Beverages)	1.2	1.0
NAVER Corp. (Korea (South), Internet Software & Services)	1.0	0.9
	20.1

Market Sectors as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.1	19.9
Financials	17.4	18.5
Consumer Staples	15.5	13.2
Consumer Discretionary	13.8	16.2
Industrials	8.8	11.5
Health Care	8.2	9.8
Materials	5.5	4.2
Utilities	3.4	3.1
Energy	1.9	1.1
Telecommunication Services	1.5	1.5

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
Argentina - 1.0%
Banco Macro SA sponsored ADR	16,000	$1,187,520
Grupo Financiero Galicia SA sponsored ADR	35,700	1,090,278

TOTAL ARGENTINA		2,277,798

Australia - 0.9%
Amcor Ltd.	87,386	982,533
Sydney Airport unit	202,172	1,055,671

TOTAL AUSTRALIA		2,038,204

Belgium - 0.5%
Anheuser-Busch InBev SA NV	7,900	1,044,668
Bermuda - 2.4%
Axalta Coating Systems (a)	38,900	1,032,017
China Gas Holdings Ltd.	832,000	1,273,519
China Resource Gas Group Ltd.	424,000	1,289,444
Credicorp Ltd. (United States)	11,176	1,724,792

TOTAL BERMUDA		5,319,772

Brazil - 5.5%
BB Seguridade Participacoes SA	166,500	1,456,998
CCR SA	280,600	1,467,509
Cielo SA	178,078	1,877,073
Kroton Educacional SA	353,100	1,494,929
Odontoprev SA	145,000	600,800
Qualicorp SA	237,100	1,373,605
Smiles SA	78,900	1,178,723
Ultrapar Participacoes SA	76,100	1,684,609
Weg SA	303,680	1,298,933

TOTAL BRAZIL		12,433,179

British Virgin Islands - 0.4%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	51,300	939,262
Cayman Islands - 11.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	74,400	5,917,032
Baidu.com, Inc. sponsored ADR (a)	21,900	3,616,785
Ctrip.com International Ltd. ADR (a)	41,400	1,705,680
ENN Energy Holdings Ltd.	251,000	1,243,201
Fu Shou Yuan International Group Ltd.	1,439,000	1,019,175
New Oriental Education & Technology Group, Inc. sponsored ADR	30,100	1,260,588
Shenzhou International Group Holdings Ltd.	234,000	1,131,546
Sino Biopharmaceutical Ltd.	1,651,000	1,083,591
TAL Education Group ADR (a)(b)	18,500	1,148,110
Tencent Holdings Ltd.	381,000	8,740,012

TOTAL CAYMAN ISLANDS		26,865,720

Chile - 0.3%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	31,041	767,334
China - 1.8%
Inner Mongoli Yili Industries Co. Ltd.	418,200	1,050,424
Jiangsu Hengrui Medicine Co. Ltd.	164,772	997,942
Kweichow Moutai Co. Ltd.	25,872	1,137,609
Shanghai International Airport Co. Ltd.	222,500	877,066

TOTAL CHINA		4,063,041

Denmark - 0.5%
Novo Nordisk A/S Series B sponsored ADR	22,700	1,220,806
France - 0.5%
Dassault Systemes SA	13,400	1,010,306
Germany - 1.0%
adidas AG	8,300	1,191,459
Wirecard AG (b)	25,900	1,140,789

TOTAL GERMANY		2,332,248

Hong Kong - 2.2%
AIA Group Ltd.	191,800	1,153,432
CSPC Pharmaceutical Group Ltd.	1,294,000	1,156,142
Guangdong Investment Ltd.	984,000	1,502,157
Techtronic Industries Co. Ltd.	293,000	1,223,568

TOTAL HONG KONG		5,035,299

India - 11.9%
Amara Raja Batteries Ltd.	80,499	1,038,195
Asian Paints India Ltd.	93,606	1,393,399
Bharti Infratel Ltd.	214,179	1,097,324
Colgate-Palmolive (India)	85,484	1,166,421
GlaxoSmithKline Consumer Healthcare Ltd. (a)	12,668	1,109,850
Godrej Consumer Products Ltd.	54,306	1,293,576
HDFC Bank Ltd.	52,223	1,058,328
Hindustan Unilever Ltd.	116,938	1,559,579
Housing Development Finance Corp. Ltd.	155,092	2,889,072
IndusInd Bank Ltd.	65,963	1,089,918
Infosys Ltd.	167,167	2,900,701
ITC Ltd.	352,478	1,929,527
LIC Housing Finance Ltd.	158,026	1,162,827
Lupin Ltd.	55,627	1,272,433
Power Grid Corp. of India Ltd.	482,213	1,167,386
Sun Pharmaceutical Industries Ltd.	141,791	1,607,471
Tata Consultancy Services Ltd.	56,889	2,155,762
Titan Co. Ltd.	169,434	1,021,764

TOTAL INDIA		26,913,533

Indonesia - 4.0%
PT ACE Hardware Indonesia Tbk	14,533,400	1,021,548
PT Bank Central Asia Tbk	1,788,500	1,810,960
PT Bank Rakyat Indonesia Tbk	1,839,540	1,513,633
PT Kalbe Farma Tbk	9,979,400	1,161,335
PT Matahari Department Store Tbk	833,800	1,270,802
PT Surya Citra Media Tbk	4,650,900	1,168,702
PT Tower Bersama Infrastructure Tbk	2,180,700	1,093,152

TOTAL INDONESIA		9,040,132

Israel - 1.0%
Check Point Software Technologies Ltd. (a)	13,300	1,059,744
Frutarom Industries Ltd.	23,400	1,075,583

TOTAL ISRAEL		2,135,327

Kenya - 0.5%
Safaricom Ltd.	6,226,800	1,093,231
Korea (South) - 5.2%
AMOREPACIFIC Corp.	5,161	1,944,554
AMOREPACIFIC Group, Inc.	9,308	1,365,128
Coway Co. Ltd.	14,905	1,356,379
Hanssem Co. Ltd.	7,126	991,922
KT&G Corp.	16,612	1,966,342
LG Household & Health Care Ltd.	1,862	1,817,329
NAVER Corp.	3,502	2,168,331

TOTAL KOREA (SOUTH)		11,609,985

Luxembourg - 0.5%
Eurofins Scientific SA	3,010	1,115,122
Mexico - 7.9%
Banregio Grupo Financiero S.A.B. de CV	178,277	1,027,193
El Puerto de Liverpool S.A.B. de CV Class C	93,500	987,136
Fomento Economico Mexicano S.A.B. de CV unit	220,700	2,042,277
Gruma S.A.B. de CV Series B	85,300	1,230,799
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	132,900	1,365,306
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	83,035	1,319,155
Grupo Aeroportuario Norte S.A.B. de CV	193,100	1,144,813
Grupo Financiero Banorte S.A.B. de CV Series O	319,800	1,793,289
Infraestructura Energetica Nova S.A.B. de CV (b)	251,400	1,059,225
Kimberly-Clark de Mexico SA de CV Series A	511,100	1,205,726
Megacable Holdings S.A.B. de CV unit	245,164	993,258
Promotora y Operadora de Infraestructura S.A.B. de CV	105,000	1,300,773
Tenedora Nemak SA de CV	629,200	736,488
Wal-Mart de Mexico SA de CV Series V	703,100	1,688,666

TOTAL MEXICO		17,894,104

Philippines - 4.8%
Ayala Corp.	78,320	1,415,562
Ayala Land, Inc.	1,756,700	1,455,542
D&L Industries, Inc.	4,987,500	1,061,256
GT Capital Holdings, Inc.	38,880	1,193,858
International Container Terminal Services, Inc.	739,000	968,093
Security Bank Corp.	229,310	937,014
SM Investments Corp.	60,885	1,257,253
SM Prime Holdings, Inc.	2,473,800	1,443,527
Universal Robina Corp.	263,130	1,165,686

TOTAL PHILIPPINES		10,897,791

Russia - 1.4%
Magnit OJSC	11,129	1,568,420
NOVATEK OAO GDR (Reg. S)	15,900	1,626,747

TOTAL RUSSIA		3,195,167

South Africa - 7.6%
Aspen Pharmacare Holdings Ltd.	67,084	1,654,898
Bidcorp Ltd. (a)	74,625	1,408,248
Capitec Bank Holdings Ltd.	25,400	1,030,340
Discovery Ltd.	144,064	1,203,460
FirstRand Ltd.	548,700	1,674,571
Imperial Holdings Ltd.	44	449
Mondi Ltd.	62,463	1,141,712
Mr Price Group Ltd.	93,913	1,319,505
Naspers Ltd. Class N	32,868	5,018,782
Remgro Ltd.	83,600	1,450,638
Sanlam Ltd.	320,500	1,324,052

TOTAL SOUTH AFRICA		17,226,655

Spain - 0.5%
Amadeus IT Holding SA Class A	23,600	1,039,787
Switzerland - 0.5%
Sika AG	240	1,006,335
Taiwan - 5.6%
Advantech Co. Ltd.	144,000	1,099,777
ECLAT Textile Co. Ltd.	115,747	1,124,272
Largan Precision Co. Ltd.	18,000	1,667,335
Taiwan Semiconductor Manufacturing Co. Ltd.	1,712,000	8,641,624

TOTAL TAIWAN		12,533,008

Thailand - 1.6%
Airports of Thailand PCL (For. Reg.)	112,200	1,247,602
Bangkok Dusit Medical Services PCL (For. Reg.)	1,610,300	1,097,634
Thai Beverage PCL	1,672,400	1,134,040

TOTAL THAILAND		3,479,276

Turkey - 2.2%
Bim Birlesik Magazalar A/S JSC	55,000	1,071,702
Enka Insaat ve Sanayi A/S	355,616	542,727
Koc Holding A/S	248,000	1,131,152
Tofas Turk Otomobil Fabrikasi A/S	134,560	1,105,857
Tupras Turkiye Petrol Rafinelleri A/S	53,000	1,174,605

TOTAL TURKEY		5,026,043

United Arab Emirates - 0.6%
DP World Ltd.	65,914	1,093,513
First Gulf Bank PJSC	98,917	339,333

TOTAL UNITED ARAB EMIRATES		1,432,846

United Kingdom - 1.5%
British American Tobacco PLC (United Kingdom)	17,100	1,108,577
Hikma Pharmaceuticals PLC	32,088	1,056,690
NMC Health PLC	67,400	1,168,927

TOTAL UNITED KINGDOM		3,334,194

United States of America - 9.5%
A.O. Smith Corp.	12,200	1,074,942
Albemarle Corp. U.S.	12,500	991,375
Alphabet, Inc. Class C (a)	1,373	950,253
Amazon.com, Inc. (a)	1,520	1,087,742
American Tower Corp.	8,300	942,963
China Biologic Products, Inc. (a)	9,500	1,010,040
Ecolab, Inc.	8,200	972,520
Facebook, Inc. Class A (a)	7,900	902,812
Gartner, Inc. Class A (a)	10,200	993,582
International Flavors & Fragrances, Inc.	8,600	1,084,202
MasterCard, Inc. Class A	11,300	995,078
MercadoLibre, Inc.	8,300	1,167,561
Mettler-Toledo International, Inc. (a)	2,800	1,021,776
Moody's Corp.	10,500	983,955
MSCI, Inc. Class A	14,300	1,102,816
NIKE, Inc. Class B	18,900	1,043,280
Philip Morris International, Inc.	10,300	1,047,716
PPG Industries, Inc.	9,900	1,031,085
S&P Global, Inc.	10,200	1,094,052
TransDigm Group, Inc. (a)	4,100	1,081,129
Visa, Inc. Class A	12,200	904,874

TOTAL UNITED STATES OF AMERICA		21,483,753

TOTAL COMMON STOCKS
(Cost $186,782,793)		215,803,926

Nonconvertible Preferred Stocks - 2.4%
Brazil - 2.4%
Ambev SA sponsored ADR	450,690	2,663,578
Itau Unibanco Holding SA	292,500	2,759,004
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $5,454,356)		5,422,582

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 0.43% (c)	5,478,847	5,478,847
Fidelity Securities Lending Cash Central Fund, 0.46% (c)(d)	1,860,637	1,860,637
TOTAL MONEY MARKET FUNDS
(Cost $7,339,484)		7,339,484
TOTAL INVESTMENT PORTFOLIO - 101.4%
(Cost $199,576,633)		228,565,992
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(3,098,793)
NET ASSETS - 100%		$225,467,199

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,329
Fidelity Securities Lending Cash Central Fund	52,965
Total	$59,294

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$31,601,664	$12,741,791	$18,859,873	$--
Consumer Staples	34,720,442	12,518,884	22,201,558	--
Energy	4,485,961	2,859,214	1,626,747	--
Financials	39,308,927	15,502,193	23,806,734	--
Health Care	18,599,212	5,227,027	13,372,185	--
Industrials	19,263,832	12,819,952	6,443,880	--
Information Technology	49,888,480	18,384,794	31,503,686	--
Materials	12,539,351	6,954,116	5,585,235	--
Telecommunication Services	3,283,707	1,093,231	2,190,476	--
Utilities	7,534,932	1,059,225	6,475,707	--
Money Market Funds	7,339,484	7,339,484	--	--
Total Investments in Securities:	$228,565,992	$96,499,911	$132,066,081	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$5,121,666
Level 2 to Level 1	$906,348

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,826,422) — See accompanying schedule: Unaffiliated issuers (cost $192,237,149)	$221,226,508
Fidelity Central Funds (cost $7,339,484)	7,339,484
Total Investments (cost $199,576,633)		$228,565,992
Foreign currency held at value (cost $370,597)		370,509
Receivable for investments sold		1,198,774
Receivable for fund shares sold		39,852
Dividends receivable		504,974
Distributions receivable from Fidelity Central Funds		18,686
Receivable from investment adviser for expense reductions		127
Other receivables		24,580
Total assets		230,723,494
Liabilities
Payable for investments purchased	$3,100,273
Payable for fund shares redeemed	55,698
Accrued management fee	146,573
Distribution and service plan fees payable	536
Other affiliated payables	27,497
Other payables and accrued expenses	65,081
Collateral on securities loaned, at value	1,860,637
Total liabilities		5,256,295
Net Assets		$225,467,199
Net Assets consist of:
Paid in capital		$224,631,261
Undistributed net investment income		987,798
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(29,140,302)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		28,988,442
Net Assets		$225,467,199
Initial Class:
Net Asset Value, offering price and redemption price per share ($134,735,807 ÷ 15,573,808 shares)		$8.65
Service Class:
Net Asset Value, offering price and redemption price per share ($72,094 ÷ 8,307 shares)		$8.68
Service Class 2:
Net Asset Value, offering price and redemption price per share ($2,614,596 ÷ 302,089 shares)		$8.66
Investor Class:
Net Asset Value, offering price and redemption price per share ($88,044,702 ÷ 10,220,835 shares)		$8.61

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Dividends		$2,290,100
Income from Fidelity Central Funds		59,294
Income before foreign taxes withheld		2,349,394
Less foreign taxes withheld		(223,347)
Total income		2,126,047
Expenses
Management fee	$826,858
Transfer agent fees	100,297
Distribution and service plan fees	7,500
Accounting and security lending fees	53,787
Custodian fees and expenses	93,704
Independent trustees' fees and expenses	448
Audit	60,402
Legal	390
Miscellaneous	631
Total expenses before reductions	1,144,017
Expense reductions	(11,427)	1,132,590
Net investment income (loss)		993,457
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(9,656,189)
Foreign currency transactions	1,404
Total net realized gain (loss)		(9,654,785)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $66,708)	22,881,413
Assets and liabilities in foreign currencies	2,236
Total change in net unrealized appreciation (depreciation)		22,883,649
Net gain (loss)		13,228,864
Net increase (decrease) in net assets resulting from operations		$14,222,321

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$993,457	$1,240,934
Net realized gain (loss)	(9,654,785)	(14,487,085)
Change in net unrealized appreciation (depreciation)	22,883,649	(8,880,350)
Net increase (decrease) in net assets resulting from operations	14,222,321	(22,126,501)
Distributions to shareholders from net investment income	–	(1,140,865)
Share transactions - net increase (decrease)	14,377,911	43,094,685
Redemption fees	–	1,289
Total increase (decrease) in net assets	28,600,232	19,828,608
Net Assets
Beginning of period	196,866,967	177,038,359
End of period	$225,467,199	$196,866,967
Other Information
Undistributed net investment income end of period	$987,798	$–
Distributions in excess of net investment income end of period	$–	$(5,659)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Emerging Markets Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$8.14	$9.10	$9.01	$8.75	$7.74	$9.91
Income from Investment Operations
Net investment income (loss)A	.04	.06	.06	.07	.11	.13
Net realized and unrealized gain (loss)	.47	(.97)	.06	.27	1.00	(2.22)
Total from investment operations	.51	(.91)	.12	.34	1.11	(2.09)
Distributions from net investment income	–	(.05)	(.03)	(.07)	(.08)	(.09)
Distributions from net realized gain	–	–	–	(.01)	(.01)	–
Tax return of capital	–	–	–	–	(.01)	–
Total distributions	–	(.05)	(.03)	(.08)	(.10)	(.09)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	.01
Net asset value, end of period	$8.65	$8.14	$9.10	$9.01	$8.75	$7.74
Total ReturnC,D,E	6.27%	(9.97)%	1.38%	3.85%	14.37%	(21.01)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.06%H	1.07%	1.10%	1.14%	1.38%	1.31%
Expenses net of fee waivers, if any	1.06%H	1.07%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.05%H	1.05%	1.10%	1.07%	1.05%	1.02%
Net investment income (loss)	1.00%H	.69%	.62%	.84%	1.36%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$134,736	$112,675	$91,224	$60,924	$44,979	$29,478
Portfolio turnover rateI	87%H	106%	96%	110%	198%	151%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Emerging Markets Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$8.17	$9.14	$9.04	$8.77	$7.76	$9.94
Income from Investment Operations
Net investment income (loss)A	.04	.05	.05	.07	.10	.12
Net realized and unrealized gain (loss)	.47	(.98)	.07	.27	1.00	(2.23)
Total from investment operations	.51	(.93)	.12	.34	1.10	(2.11)
Distributions from net investment income	–	(.04)	(.02)	(.06)	(.07)	(.08)
Distributions from net realized gain	–	–	–	(.01)	(.01)	–
Tax return of capital	–	–	–	–	(.01)	–
Total distributions	–	(.04)	(.02)	(.07)	(.09)	(.08)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	.01
Net asset value, end of period	$8.68	$8.17	$9.14	$9.04	$8.77	$7.76
Total ReturnC,D,E	6.24%	(10.15)%	1.36%	3.84%	14.22%	(21.15)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.17%H	1.17%	1.20%	1.23%	1.47%	1.40%
Expenses net of fee waivers, if any	1.17%H	1.17%	1.20%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.16%H	1.16%	1.19%	1.18%	1.15%	1.12%
Net investment income (loss)	.89%H	.58%	.52%	.74%	1.26%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$72	$72	$84	$84	$83	$72
Portfolio turnover rateI	87%H	106%	96%	110%	198%	151%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Emerging Markets Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$8.15	$9.12	$9.03	$8.77	$7.76	$9.95
Income from Investment Operations
Net investment income (loss)A	.03	.04	.03	.05	.09	.11
Net realized and unrealized gain (loss)	.48	(.98)	.07	.27	1.00	(2.24)
Total from investment operations	.51	(.94)	.10	.32	1.09	(2.13)
Distributions from net investment income	–	(.03)	(.01)	(.06)	(.06)	(.07)
Distributions from net realized gain	–	–	–	(.01)	(.01)	–
Tax return of capital	–	–	–	–	(.01)	–
Total distributions	–	(.03)	(.01)	(.06)B	(.08)	(.07)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	.01
Net asset value, end of period	$8.66	$8.15	$9.12	$9.03	$8.77	$7.76
Total ReturnD,E,F	6.26%	(10.31)%	1.13%	3.70%	14.10%	(21.30)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.36%I	1.32%	1.35%	1.38%	1.63%	1.54%
Expenses net of fee waivers, if any	1.35%I	1.32%	1.35%	1.35%	1.35%	1.35%
Expenses net of all reductions	1.34%I	1.30%	1.34%	1.32%	1.30%	1.27%
Net investment income (loss)	.70%I	.44%	.37%	.59%	1.11%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$2,615	$8,076	$7,681	$6,517	$4,042	$2,249
Portfolio turnover rateJ	87%I	106%	96%	110%	198%	151%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.008 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Emerging Markets Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$8.11	$9.07	$8.98	$8.71	$7.72	$9.89
Income from Investment Operations
Net investment income (loss)A	.04	.05	.05	.07	.11	.13
Net realized and unrealized gain (loss)	.46	(.96)	.07	.27	.98	(2.22)
Total from investment operations	.50	(.91)	.12	.34	1.09	(2.09)
Distributions from net investment income	–	(.05)	(.03)	(.06)	(.08)	(.09)
Distributions from net realized gain	–	–	–	(.01)	(.01)	–
Tax return of capital	–	–	–	–	(.01)	–
Total distributions	–	(.05)	(.03)	(.07)	(.10)	(.09)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	.01
Net asset value, end of period	$8.61	$8.11	$9.07	$8.98	$8.71	$7.72
Total ReturnC,D,E	6.17%	(10.08)%	1.30%	3.90%	14.14%	(21.05)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.14%H	1.15%	1.18%	1.22%	1.46%	1.38%
Expenses net of fee waivers, if any	1.14%H	1.15%	1.18%	1.18%	1.18%	1.18%
Expenses net of all reductions	1.13%H	1.13%	1.18%	1.15%	1.13%	1.10%
Net investment income (loss)	.92%H	.61%	.54%	.76%	1.28%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$88,045	$76,045	$69,854	$54,761	$46,967	$41,924
Portfolio turnover rateI	87%H	106%	96%	110%	198%	151%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016

1. Organization.

VIP Emerging Markets Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. The Fund offered Initial Class R shares and Service Class 2R shares during the period January 23, 2008 through April 30, 2015, and all outstanding shares were converted to Initial Class shares and Service Class 2 shares, respectively, by April 30, 2015. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$34,983,527
Gross unrealized depreciation	(7,879,231)
Net unrealized appreciation (depreciation) on securities	$27,104,296
Tax cost	$201,461,696

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$(319,345)
2017	(2,824,257)
Total with expiration	$(3,143,602)
No expiration
Short-term	(14,774,402)
Total capital loss carryforward	$(17,918,004)

The Fund elected to defer to its next fiscal year approximately $14,869 of ordinary losses recognized during the period November 1, 2015 to December 31, 2015.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $102,905,612 and $89,137,318, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .80% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$34
Service Class 2	7,466
$7,500

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .07% (.15% for Investor Class) of class-level average net assets For the period, transfer agent fees for each class were as follows:

Initial Class	$40,180
Service Class	22
Service Class 2	1,971
Investor Class	58,124
$100,297

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $513 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $173 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $539,922. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $52,965, including $109 from securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Service Class 2	1.35%	$160

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $10,560 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $707.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2016	Year ended December 31, 2015
From net investment income
Initial Class	$–	$696,891
Service Class	–	388
Service Class 2	–	28,692
Initial Class R	–	5,261
Service Class 2R	–	46
Investor Class	–	409,587
Total	$–	$1,140,865

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2016	Year ended December 31, 2015	Six months ended June 30, 2016	Year ended December 31, 2015
Initial Class
Shares sold	2,691,446	5,729,633	$21,202,596	$51,690,395
Reinvestment of distributions	–	87,669	–	696,891
Shares redeemed	(962,748)	(1,992,232)	(7,705,986)	(17,370,312)
Net increase (decrease)	1,728,698	3,825,070	$13,496,610	$35,016,974
Service Class
Reinvestment of distributions	–	48	$--	$388
Shares redeemed	(473)	(508)	(3,427)	(4,152)
Net increase (decrease)	(473)	(460)	$(3,427)	$(3,764)
Service Class 2
Shares sold	97,744	279,784	$759,788	$2,530,256
Reinvestment of distributions	–	3,543	–	28,692
Shares redeemed	(786,165)	(135,264)	(6,584,199)	(1,183,465)
Net increase (decrease)	(688,421)	148,063	$(5,824,411)	$1,375,483
Initial Class R
Shares sold	–	78,977	$–	$740,424
Reinvestment of distributions	–	561	–	5,261
Shares redeemed	–	(969,941)	–	(9,226,801)
Net increase (decrease)	–	(890,403)	$–	$(8,481,116)
Service Class 2R
Reinvestment of distributions	–	5	$–	$46
Shares redeemed	–	(9,200)	–	(88,041)
Net increase (decrease)	–	(9,195)	$–	$(87,995)
Investor Class
Shares sold	1,638,451	2,995,722	$13,058,120	$26,839,858
Reinvestment of distributions	–	51,501	–	409,587
Shares redeemed	(798,310)	(1,369,723)	(6,348,981)	(11,974,342)
Net increase (decrease)	840,141	1,677,500	$6,709,139	$15,275,103

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 17% of the total outstanding shares of the Fund. In addition, VIP Freedom 2020 Portfolio and VIP Freedom 2030 Portfolio were the owners of record of approximately 24% and 11%, respectively, of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 82% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Initial Class	1.06%
Actual		$1,000.00	$1,062.70	$5.44
Hypothetical-C		$1,000.00	$1,019.59	$5.32
Service Class	1.17%
Actual		$1,000.00	$1,062.40	$6.00
Hypothetical-C		$1,000.00	$1,019.05	$5.87
Service Class 2	1.35%
Actual		$1,000.00	$1,062.60	$6.92
Hypothetical-C		$1,000.00	$1,018.15	$6.77
Investor Class	1.14%
Actual		$1,000.00	$1,061.70	$5.84
Hypothetical-C		$1,000.00	$1,019.19	$5.72

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPEM-SANN-0816
1.858138.108

Fidelity® Variable Insurance Products: Index 500 Portfolio Semi-Annual Report June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.9	3.2
Microsoft Corp.	2.2	2.4
Exxon Mobil Corp.	2.1	1.8
Johnson & Johnson	1.8	1.6
General Electric Co.	1.6	1.6
Amazon.com, Inc.	1.5	1.4
Berkshire Hathaway, Inc. Class B	1.5	1.4
AT&T, Inc.	1.5	1.2
Facebook, Inc. Class A	1.4	1.3
Verizon Communications, Inc.	1.2	1.0
	17.7

Market Sectors as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.2	20.4
Financials	15.9	16.3
Health Care	14.5	15.0
Consumer Discretionary	12.1	12.7
Consumer Staples	10.4	10.0
Industrials	10.1	9.9
Energy	7.3	6.4
Utilities	3.6	3.0
Telecommunication Services	2.9	2.4
Materials	2.9	2.7

Asset Allocation (% of fund's net assets)

As of June 30, 2016*
Stocks and Equity Futures	100.0%

 * Foreign investments - 4.5%

As of December 31, 2015*
Stocks and Equity Futures	100.0%

 * Foreign investments - 4.5%

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.3%
BorgWarner, Inc. (a)	61,285	$1,809,133
Delphi Automotive PLC	76,875	4,812,375
Johnson Controls, Inc. (a)	182,592	8,081,522
The Goodyear Tire & Rubber Co. (a)	74,896	1,921,831
		16,624,861
Automobiles - 0.5%
Ford Motor Co.	1,098,873	13,812,834
General Motors Co.	394,613	11,167,548
Harley-Davidson, Inc. (a)	50,999	2,310,255
		27,290,637
Distributors - 0.1%
Genuine Parts Co.	42,136	4,266,270
LKQ Corp. (b)	86,368	2,737,866
		7,004,136
Diversified Consumer Services - 0.0%
H&R Block, Inc.	63,198	1,453,554
Hotels, Restaurants & Leisure - 1.7%
Carnival Corp. unit	123,479	5,457,772
Chipotle Mexican Grill, Inc. (a)(b)	8,223	3,311,895
Darden Restaurants, Inc. (a)	32,120	2,034,481
Marriott International, Inc. Class A (a)	53,698	3,568,769
McDonald's Corp.	247,220	29,750,455
Royal Caribbean Cruises Ltd. (a)	47,280	3,174,852
Starbucks Corp.	412,540	23,564,285
Starwood Hotels & Resorts Worldwide, Inc.	47,466	3,510,111
Wyndham Worldwide Corp.	31,527	2,245,668
Wynn Resorts Ltd. (a)	22,933	2,078,647
Yum! Brands, Inc.	114,743	9,514,490
		88,211,425
Household Durables - 0.5%
D.R. Horton, Inc.	92,960	2,926,381
Garmin Ltd. (a)	33,032	1,401,217
Harman International Industries, Inc.	19,879	1,427,710
Leggett & Platt, Inc.	37,816	1,932,776
Lennar Corp. Class A	51,642	2,380,696
Mohawk Industries, Inc. (b)	17,942	3,404,674
Newell Brands, Inc.	128,608	6,246,491
PulteGroup, Inc.	88,780	1,730,322
Whirlpool Corp.	21,393	3,564,930
		25,015,197
Internet & Catalog Retail - 2.2%
Amazon.com, Inc. (b)	108,957	77,971,808
Expedia, Inc.	33,012	3,509,176
Netflix, Inc. (b)	120,617	11,034,043
Priceline Group, Inc. (b)	13,979	17,451,523
TripAdvisor, Inc. (a)(b)	32,189	2,069,753
		112,036,303
Leisure Products - 0.1%
Hasbro, Inc.	31,606	2,654,588
Mattel, Inc. (a)	95,876	2,999,960
		5,654,548
Media - 2.7%
CBS Corp. Class B	116,963	6,367,466
Comcast Corp. Class A	680,882	44,386,698
Discovery Communications, Inc.:
Class A (a)(b)	42,422	1,070,307
Class C (non-vtg.) (b)	67,194	1,602,577
Interpublic Group of Companies, Inc.	113,341	2,618,177
News Corp.:
Class A	106,943	1,213,803
Class B	30,584	356,915
Omnicom Group, Inc. (a)	66,948	5,455,593
Scripps Networks Interactive, Inc. Class A (a)	26,762	1,666,470
Tegna, Inc.	61,174	1,417,402
The Walt Disney Co.	420,356	41,119,224
Time Warner, Inc.	221,463	16,286,389
Twenty-First Century Fox, Inc.:
Class A	308,404	8,342,328
Class B	121,621	3,314,172
Viacom, Inc. Class B (non-vtg.)	97,612	4,047,970
		139,265,491
Multiline Retail - 0.6%
Dollar General Corp.	79,916	7,512,104
Dollar Tree, Inc. (b)	66,338	6,251,693
Kohl's Corp. (a)	51,734	1,961,753
Macy's, Inc.	86,862	2,919,432
Nordstrom, Inc. (a)	36,142	1,375,203
Target Corp.	165,947	11,586,420
		31,606,605
Specialty Retail - 2.6%
Advance Auto Parts, Inc.	20,714	3,348,004
AutoNation, Inc. (a)(b)	20,034	941,197
AutoZone, Inc. (a)(b)	8,409	6,675,401
Bed Bath & Beyond, Inc.	43,469	1,878,730
Best Buy Co., Inc.	79,401	2,429,671
CarMax, Inc. (a)(b)	54,585	2,676,303
Foot Locker, Inc.	38,337	2,103,168
Gap, Inc.	63,881	1,355,555
Home Depot, Inc.	350,332	44,733,893
L Brands, Inc.	71,250	4,783,013
Lowe's Companies, Inc.	249,541	19,756,161
O'Reilly Automotive, Inc. (a)(b)	27,156	7,361,992
Ross Stores, Inc.	113,170	6,415,607
Signet Jewelers Ltd.	21,968	1,810,383
Staples, Inc.	182,002	1,568,857
Tiffany & Co., Inc. (a)	30,874	1,872,199
TJX Companies, Inc.	186,170	14,377,909
Tractor Supply Co.	37,574	3,425,997
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	17,588	4,285,140
Urban Outfitters, Inc. (b)	24,455	672,513
		132,471,693
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc. (a)	78,298	3,189,861
Hanesbrands, Inc.	106,314	2,671,671
Michael Kors Holdings Ltd. (a)(b)	49,697	2,459,008
NIKE, Inc. Class B	374,964	20,698,013
PVH Corp.	22,822	2,150,517
Ralph Lauren Corp.	16,058	1,439,118
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	51,576	2,069,745
Class C (non-vtg.) (a)	51,838	1,886,903
VF Corp.	93,950	5,776,986
		42,341,822

TOTAL CONSUMER DISCRETIONARY		628,976,272

CONSUMER STAPLES - 10.4%
Beverages - 2.3%
Brown-Forman Corp. Class B (non-vtg.) (a)	28,300	2,823,208
Constellation Brands, Inc. Class A (sub. vtg.)	49,680	8,217,072
Dr. Pepper Snapple Group, Inc.	52,351	5,058,677
Molson Coors Brewing Co. Class B	51,852	5,243,793
Monster Beverage Corp. (a)	39,646	6,371,509
PepsiCo, Inc.	406,764	43,092,578
The Coca-Cola Co.	1,096,488	49,703,801
		120,510,638
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	123,367	19,373,554
CVS Health Corp.	302,461	28,957,616
Kroger Co.	268,602	9,881,868
Sysco Corp.	147,588	7,488,615
Wal-Mart Stores, Inc. (a)	430,073	31,403,930
Walgreens Boots Alliance, Inc.	243,372	20,265,586
Whole Foods Market, Inc.	90,406	2,894,800
		120,265,969
Food Products - 1.9%
Archer Daniels Midland Co.	165,472	7,097,094
Campbell Soup Co.	50,496	3,359,499
ConAgra Foods, Inc.	122,901	5,875,897
General Mills, Inc.	167,393	11,938,469
Hormel Foods Corp.	76,101	2,785,297
Kellogg Co.	70,978	5,795,354
McCormick & Co., Inc. (non-vtg.)	32,462	3,462,722
Mead Johnson Nutrition Co. Class A	52,567	4,770,455
Mondelez International, Inc.	437,085	19,891,738
The Hershey Co. (a)	39,577	4,491,594
The J.M. Smucker Co.	33,704	5,136,827
The Kraft Heinz Co.	167,792	14,846,236
Tyson Foods, Inc. Class A	84,637	5,652,905
		95,104,087
Household Products - 2.0%
Church & Dwight Co., Inc.	36,140	3,718,445
Clorox Co.	36,424	5,040,717
Colgate-Palmolive Co.	251,488	18,408,922
Kimberly-Clark Corp.	101,419	13,943,084
Procter & Gamble Co.	749,620	63,470,325
		104,581,493
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	62,680	5,705,134
Tobacco - 1.8%
Altria Group, Inc.	550,960	37,994,202
Philip Morris International, Inc.	436,862	44,437,603
Reynolds American, Inc.	233,136	12,573,024
		95,004,829

TOTAL CONSUMER STAPLES		541,172,150

ENERGY - 7.3%
Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	123,322	5,565,522
Diamond Offshore Drilling, Inc. (a)	18,223	443,366
FMC Technologies, Inc. (b)	63,738	1,699,892
Halliburton Co.	241,980	10,959,274
Helmerich & Payne, Inc. (a)	30,423	2,042,296
National Oilwell Varco, Inc. (a)	106,185	3,573,125
Schlumberger Ltd.	391,308	30,944,637
Transocean Ltd. (United States) (a)	96,672	1,149,430
		56,377,542
Oil, Gas & Consumable Fuels - 6.2%
Anadarko Petroleum Corp.	143,747	7,654,528
Apache Corp.	106,604	5,934,645
Cabot Oil & Gas Corp.	130,955	3,370,782
Chesapeake Energy Corp. (a)(b)	164,704	704,933
Chevron Corp.	530,766	55,640,200
Cimarex Energy Co.	26,703	3,186,202
Columbia Pipeline Group, Inc.	112,604	2,870,276
Concho Resources, Inc. (a)(b)	36,710	4,378,402
ConocoPhillips Co.	348,753	15,205,631
Devon Energy Corp.	147,570	5,349,413
EOG Resources, Inc.	154,970	12,927,597
EQT Corp.	48,647	3,766,737
Exxon Mobil Corp.	1,167,756	109,465,447
Hess Corp. (a)	74,238	4,461,704
Kinder Morgan, Inc.	515,327	9,646,921
Marathon Oil Corp.	238,716	3,583,127
Marathon Petroleum Corp.	149,212	5,664,088
Murphy Oil Corp. (a)	45,585	1,447,324
Newfield Exploration Co. (b)	55,363	2,445,937
Noble Energy, Inc.	120,697	4,329,401
Occidental Petroleum Corp.	215,086	16,251,898
ONEOK, Inc. (a)	59,171	2,807,664
Phillips 66 Co. (a)	131,733	10,451,696
Pioneer Natural Resources Co.	46,061	6,964,884
Range Resources Corp.	47,804	2,062,265
Southwestern Energy Co. (a)(b)	133,292	1,676,813
Spectra Energy Corp. (a)	192,690	7,058,235
Tesoro Corp.	33,789	2,531,472
The Williams Companies, Inc.	192,350	4,160,531
Valero Energy Corp.	132,306	6,747,606
		322,746,359

TOTAL ENERGY		379,123,901

FINANCIALS - 15.9%
Banks - 5.2%
Bank of America Corp.	2,892,743	38,386,700
BB&T Corp.	231,171	8,231,999
Citigroup, Inc.	826,525	35,036,395
Citizens Financial Group, Inc.	148,967	2,976,361
Comerica, Inc.	49,321	2,028,573
Fifth Third Bancorp	216,205	3,803,046
Huntington Bancshares, Inc.	224,977	2,011,294
JPMorgan Chase & Co.	1,029,777	63,990,343
KeyCorp	237,228	2,621,369
M&T Bank Corp. (a)	44,777	5,293,985
Peoples United Financial, Inc.	87,547	1,283,439
PNC Financial Services Group, Inc.	140,617	11,444,818
Regions Financial Corp.	356,730	3,035,772
SunTrust Banks, Inc.	141,110	5,796,799
U.S. Bancorp	457,014	18,431,375
Wells Fargo & Co.	1,301,101	61,581,110
Zions Bancorporation	57,626	1,448,141
		267,401,519
Capital Markets - 1.7%
Affiliated Managers Group, Inc. (a)(b)	15,154	2,133,229
Ameriprise Financial, Inc.	46,696	4,195,636
Bank of New York Mellon Corp.	303,326	11,784,215
BlackRock, Inc. Class A	35,426	12,134,468
Charles Schwab Corp.	338,714	8,572,851
E*TRADE Financial Corp. (b)	78,497	1,843,895
Franklin Resources, Inc.	103,777	3,463,038
Goldman Sachs Group, Inc.	108,793	16,164,464
Invesco Ltd.	117,512	3,001,256
Legg Mason, Inc.	29,683	875,352
Morgan Stanley	425,488	11,054,178
Northern Trust Corp.	60,401	4,002,170
State Street Corp.	111,503	6,012,242
T. Rowe Price Group, Inc.	69,899	5,100,530
		90,337,524
Consumer Finance - 0.7%
American Express Co.	227,652	13,832,136
Capital One Financial Corp.	144,214	9,159,031
Discover Financial Services	116,089	6,221,210
Navient Corp.	93,079	1,112,294
Synchrony Financial	234,846	5,936,907
		36,261,578
Diversified Financial Services - 2.5%
Berkshire Hathaway, Inc. Class B (b)	527,704	76,406,262
Broadcom Ltd.	104,461	16,233,239
CME Group, Inc.	95,367	9,288,746
IntercontinentalExchange, Inc.	33,525	8,581,059
Leucadia National Corp.	93,873	1,626,819
Moody's Corp. (a)	47,607	4,461,252
S&P Global, Inc. (a)	74,516	7,992,586
The NASDAQ OMX Group, Inc.	32,433	2,097,442
		126,687,405
Insurance - 2.6%
AFLAC, Inc.	116,587	8,412,918
Allstate Corp.	105,428	7,374,689
American International Group, Inc.	315,137	16,667,596
Aon PLC	74,606	8,149,213
Arthur J. Gallagher & Co.	49,885	2,374,526
Assurant, Inc.	17,443	1,505,505
Chubb Ltd.	130,806	17,097,652
Cincinnati Financial Corp.	41,659	3,119,843
Hartford Financial Services Group, Inc.	110,728	4,914,109
Lincoln National Corp.	67,331	2,610,423
Loews Corp. (a)	75,422	3,099,090
Marsh & McLennan Companies, Inc.	146,790	10,049,243
MetLife, Inc.	309,403	12,323,521
Principal Financial Group, Inc.	75,914	3,120,825
Progressive Corp.	164,187	5,500,265
Prudential Financial, Inc.	124,475	8,880,047
The Travelers Companies, Inc.	82,344	9,802,230
Torchmark Corp.	31,600	1,953,512
Unum Group	66,959	2,128,627
Willis Group Holdings PLC	38,988	4,846,598
XL Group PLC Class A	80,167	2,670,363
		136,600,795
Real Estate Investment Trusts - 3.2%
American Tower Corp.	119,564	13,583,666
Apartment Investment & Management Co. Class A (a)	44,105	1,947,677
AvalonBay Communities, Inc.	38,627	6,967,925
Boston Properties, Inc.	43,259	5,705,862
Crown Castle International Corp.	94,876	9,623,273
Digital Realty Trust, Inc. (a)	41,348	4,506,519
Equinix, Inc. (a)	19,553	7,581,285
Equity Residential (SBI)	102,931	7,089,887
Essex Property Trust, Inc.	18,426	4,202,786
Extra Space Storage, Inc.	35,262	3,263,145
Federal Realty Investment Trust (SBI)	19,968	3,305,702
General Growth Properties, Inc.	164,159	4,895,221
HCP, Inc. (a)	131,540	4,653,885
Host Hotels & Resorts, Inc.	210,518	3,412,497
Iron Mountain, Inc.	67,246	2,678,408
Kimco Realty Corp.	118,185	3,708,645
Prologis, Inc.	147,955	7,255,713
Public Storage	41,503	10,607,752
Realty Income Corp.	72,555	5,032,415
Simon Property Group, Inc.	87,135	18,899,582
SL Green Realty Corp.	28,228	3,005,435
The Macerich Co.	35,546	3,035,273
UDR, Inc.	75,231	2,777,529
Ventas, Inc.	95,225	6,934,285
Vornado Realty Trust	49,972	5,003,197
Welltower, Inc.	100,536	7,657,827
Weyerhaeuser Co.	210,388	6,263,251
		163,598,642
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (b)	82,184	2,176,232

TOTAL FINANCIALS		823,063,695

HEALTH CARE - 14.5%
Biotechnology - 2.9%
AbbVie, Inc.	455,476	28,198,519
Alexion Pharmaceuticals, Inc. (b)	63,088	7,366,155
Amgen, Inc.	211,556	32,188,245
Biogen, Inc. (b)	61,689	14,917,634
Celgene Corp. (b)	218,141	21,515,247
Gilead Sciences, Inc.	375,063	31,287,755
Regeneron Pharmaceuticals, Inc. (b)	21,965	7,670,837
Vertex Pharmaceuticals, Inc. (b)	69,659	5,992,067
		149,136,459
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	413,736	16,263,962
Baxter International, Inc.	155,526	7,032,886
Becton, Dickinson & Co.	59,760	10,134,698
Boston Scientific Corp. (b)	382,118	8,930,098
C.R. Bard, Inc.	20,648	4,855,584
Dentsply Sirona, Inc.	65,963	4,092,345
Edwards Lifesciences Corp. (b)	59,636	5,947,498
Hologic, Inc. (b)	68,312	2,363,595
Intuitive Surgical, Inc. (b)	10,718	7,088,992
Medtronic PLC	395,997	34,360,660
St. Jude Medical, Inc.	80,057	6,244,446
Stryker Corp.	88,468	10,601,120
Varian Medical Systems, Inc. (a)(b)	26,812	2,204,751
Zimmer Biomet Holdings, Inc.	56,108	6,754,281
		126,874,916
Health Care Providers & Services - 2.7%
Aetna, Inc.	98,734	12,058,383
AmerisourceBergen Corp.	51,669	4,098,385
Anthem, Inc.	74,051	9,725,858
Cardinal Health, Inc.	91,754	7,157,730
Centene Corp. (b)	48,007	3,426,260
Cigna Corp.	72,238	9,245,742
DaVita HealthCare Partners, Inc. (b)	45,939	3,552,003
Express Scripts Holding Co. (a)(b)	178,207	13,508,091
HCA Holdings, Inc. (b)	84,798	6,530,294
Henry Schein, Inc. (b)	23,111	4,086,025
Humana, Inc.	41,971	7,549,743
Laboratory Corp. of America Holdings (b)	28,837	3,756,596
McKesson Corp.	63,369	11,827,824
Patterson Companies, Inc.	23,443	1,122,685
Quest Diagnostics, Inc.	39,828	3,242,397
UnitedHealth Group, Inc.	267,762	37,807,994
Universal Health Services, Inc. Class B	25,293	3,391,791
		142,087,801
Health Care Technology - 0.1%
Cerner Corp. (b)	84,736	4,965,530
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	92,311	4,094,916
Illumina, Inc. (b)	41,454	5,819,313
PerkinElmer, Inc.	30,679	1,608,193
Thermo Fisher Scientific, Inc.	110,822	16,375,059
Waters Corp. (b)	22,795	3,206,117
		31,103,598
Pharmaceuticals - 5.8%
Allergan PLC (b)	111,395	25,742,271
Bristol-Myers Squibb Co.	470,105	34,576,223
Eli Lilly & Co.	273,556	21,542,535
Endo International PLC (a)(b)	57,689	899,372
Johnson & Johnson	774,627	93,962,255
Mallinckrodt PLC (b)	30,788	1,871,295
Merck & Co., Inc.	779,522	44,908,262
Mylan N.V. (a)(b)	120,259	5,199,999
Perrigo Co. PLC	40,334	3,657,084
Pfizer, Inc.	1,707,963	60,137,377
Zoetis, Inc. Class A	128,559	6,101,410
		298,598,083

TOTAL HEALTH CARE		752,766,387

INDUSTRIALS - 10.1%
Aerospace & Defense - 2.6%
General Dynamics Corp.	80,910	11,265,908
Honeywell International, Inc.	214,624	24,965,064
L-3 Communications Holdings, Inc.	21,672	3,179,066
Lockheed Martin Corp.	73,735	18,298,815
Northrop Grumman Corp.	50,819	11,296,047
Raytheon Co.	83,635	11,370,178
Rockwell Collins, Inc. (a)	36,641	3,119,615
Textron, Inc.	75,773	2,770,261
The Boeing Co.	168,629	21,899,848
TransDigm Group, Inc. (a)(b)	14,920	3,934,255
United Technologies Corp.	219,177	22,476,601
		134,575,658
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	40,207	2,985,370
Expeditors International of Washington, Inc. (a)	51,274	2,514,477
FedEx Corp.	70,302	10,670,438
United Parcel Service, Inc. Class B (a)	194,445	20,945,615
		37,115,900
Airlines - 0.5%
Alaska Air Group, Inc.	34,710	2,023,246
American Airlines Group, Inc.	162,821	4,609,463
Delta Air Lines, Inc.	217,292	7,915,948
Southwest Airlines Co.	179,866	7,052,546
United Continental Holdings, Inc. (b)	94,538	3,879,840
		25,481,043
Building Products - 0.1%
Allegion PLC	26,961	1,871,902
Fortune Brands Home & Security, Inc.	43,171	2,502,623
Masco Corp.	93,708	2,899,326
		7,273,851
Commercial Services & Supplies - 0.4%
Cintas Corp.	24,407	2,395,059
Pitney Bowes, Inc.	53,117	945,483
Republic Services, Inc.	66,824	3,428,739
Stericycle, Inc. (a)(b)	23,913	2,489,822
Tyco International Ltd.	119,828	5,104,673
Waste Management, Inc.	116,354	7,710,780
		22,074,556
Construction & Engineering - 0.1%
Fluor Corp.	39,207	1,932,121
Jacobs Engineering Group, Inc. (b)	34,339	1,710,426
Quanta Services, Inc. (b)	42,532	983,340
		4,625,887
Electrical Equipment - 0.5%
Acuity Brands, Inc.	12,344	3,060,818
AMETEK, Inc.	65,708	3,037,681
Eaton Corp. PLC (a)	128,981	7,704,035
Emerson Electric Co.	181,181	9,450,401
Rockwell Automation, Inc.	36,681	4,211,712
		27,464,647
Industrial Conglomerates - 2.6%
3M Co.	170,804	29,911,196
Danaher Corp.	168,734	17,042,134
General Electric Co.	2,589,654	81,522,308
Roper Technologies, Inc.	28,500	4,860,960
		133,336,598
Machinery - 1.3%
Caterpillar, Inc.	164,428	12,465,287
Cummins, Inc.	44,618	5,016,848
Deere & Co.	84,076	6,813,519
Dover Corp.	43,693	3,028,799
Flowserve Corp.	36,714	1,658,371
Illinois Tool Works, Inc.	91,084	9,487,309
Ingersoll-Rand PLC	72,505	4,617,118
PACCAR, Inc.	98,696	5,119,362
Parker Hannifin Corp.	37,928	4,098,120
Pentair PLC	50,894	2,966,611
Snap-On, Inc.	16,375	2,584,303
Stanley Black & Decker, Inc.	42,275	4,701,826
Xylem, Inc.	50,382	2,249,556
		64,807,029
Professional Services - 0.3%
Dun & Bradstreet Corp.	10,211	1,244,108
Equifax, Inc.	33,517	4,303,583
Nielsen Holdings PLC	101,609	5,280,620
Robert Half International, Inc.	36,981	1,411,195
Verisk Analytics, Inc. (b)	43,567	3,532,412
		15,771,918
Road & Rail - 0.8%
CSX Corp.	269,130	7,018,910
J.B. Hunt Transport Services, Inc.	25,072	2,029,077
Kansas City Southern	30,416	2,740,177
Norfolk Southern Corp.	83,265	7,088,349
Ryder System, Inc.	15,130	925,048
Union Pacific Corp.	236,854	20,665,512
		40,467,073
Trading Companies & Distributors - 0.2%
Fastenal Co. (a)	81,352	3,611,215
United Rentals, Inc. (a)(b)	24,923	1,672,333
W.W. Grainger, Inc. (a)	15,892	3,611,457
		8,895,005

TOTAL INDUSTRIALS		521,889,165

INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 1.0%
Cisco Systems, Inc.	1,416,454	40,638,065
F5 Networks, Inc. (b)	18,863	2,147,364
Harris Corp. (a)	35,126	2,930,913
Juniper Networks, Inc.	99,477	2,237,238
Motorola Solutions, Inc.	44,747	2,951,960
		50,905,540
Electronic Equipment & Components - 0.3%
Amphenol Corp. Class A	86,721	4,971,715
Corning, Inc.	302,840	6,202,163
FLIR Systems, Inc.	38,761	1,199,653
TE Connectivity Ltd. (a)	100,713	5,751,719
		18,125,250
Internet Software & Services - 4.1%
Akamai Technologies, Inc. (a)(b)	49,481	2,767,472
Alphabet, Inc.:
Class A	82,703	58,184,042
Class C (b)	83,178	57,567,494
eBay, Inc. (b)	297,667	6,968,384
Facebook, Inc. Class A (b)	651,060	74,403,137
VeriSign, Inc. (a)(b)	26,859	2,322,229
Yahoo!, Inc. (b)	246,113	9,244,004
		211,456,762
IT Services - 3.6%
Accenture PLC Class A	175,670	19,901,654
Alliance Data Systems Corp. (b)	16,598	3,251,880
Automatic Data Processing, Inc.	128,286	11,785,635
Cognizant Technology Solutions Corp. Class A (b)	170,623	9,766,461
CSRA, Inc.	38,630	905,101
Fidelity National Information Services, Inc.	78,144	5,757,650
Fiserv, Inc. (b)	62,612	6,807,803
Global Payments, Inc.	43,369	3,095,679
IBM Corp.	248,714	37,749,811
MasterCard, Inc. Class A	273,392	24,074,900
Paychex, Inc.	90,262	5,370,589
PayPal Holdings, Inc. (b)	310,608	11,340,298
Teradata Corp. (a)(b)	36,611	917,838
The Western Union Co. (a)	138,309	2,652,767
Total System Services, Inc.	47,571	2,526,496
Visa, Inc. Class A	536,422	39,786,420
Xerox Corp.	268,161	2,544,848
		188,235,830
Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc.	86,540	4,901,626
Applied Materials, Inc.	306,730	7,352,318
First Solar, Inc. (a)(b)	21,597	1,047,023
Intel Corp.	1,329,811	43,617,801
KLA-Tencor Corp.	43,865	3,213,111
Lam Research Corp. (a)	44,952	3,778,665
Linear Technology Corp.	67,343	3,133,470
Microchip Technology, Inc. (a)	60,510	3,071,488
Micron Technology, Inc. (b)	292,055	4,018,677
NVIDIA Corp. (a)	142,816	6,713,780
Qorvo, Inc. (a)(b)	35,917	1,984,773
Qualcomm, Inc.	413,677	22,160,677
Skyworks Solutions, Inc.	53,557	3,389,087
Texas Instruments, Inc.	282,822	17,718,798
Xilinx, Inc.	71,405	3,293,913
		129,395,207
Software - 4.1%
Activision Blizzard, Inc.	143,451	5,684,963
Adobe Systems, Inc. (b)	140,868	13,493,746
Autodesk, Inc. (b)	63,249	3,424,301
CA Technologies, Inc.	83,333	2,735,822
Citrix Systems, Inc. (b)	43,680	3,498,331
Electronic Arts, Inc. (b)	84,938	6,434,903
Intuit, Inc.	72,058	8,042,393
Microsoft Corp.	2,213,639	113,271,908
Oracle Corp.	876,502	35,875,227
Red Hat, Inc. (b)	51,095	3,709,497
Salesforce.com, Inc. (b)	179,348	14,242,025
Symantec Corp. (a)	172,433	3,541,774
		213,954,890
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	1,542,534	147,466,231
EMC Corp.	550,052	14,944,913
Hewlett Packard Enterprise Co.	467,968	8,549,775
HP, Inc.	481,744	6,045,887
NetApp, Inc.	81,412	2,001,921
Seagate Technology LLC (a)	84,059	2,047,677
Western Digital Corp.	79,258	3,745,733
		184,802,137

TOTAL INFORMATION TECHNOLOGY		996,875,616

MATERIALS - 2.9%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	54,768	7,779,247
Albemarle Corp. U.S.	31,618	2,507,624
CF Industries Holdings, Inc. (a)	65,644	1,582,020
E.I. du Pont de Nemours & Co.	245,997	15,940,606
Eastman Chemical Co.	41,866	2,842,701
Ecolab, Inc.	74,341	8,816,843
FMC Corp.	37,668	1,744,405
International Flavors & Fragrances, Inc.	22,450	2,830,272
LyondellBasell Industries NV Class A	96,140	7,154,739
Monsanto Co.	123,002	12,719,637
PPG Industries, Inc.	74,930	7,803,960
Praxair, Inc.	80,337	9,029,075
Sherwin-Williams Co.	22,141	6,502,147
The Dow Chemical Co.	316,209	15,718,749
The Mosaic Co. (a)	98,504	2,578,835
		105,550,860
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	17,891	3,435,072
Vulcan Materials Co.	37,509	4,514,583
		7,949,655
Containers & Packaging - 0.3%
Avery Dennison Corp.	25,117	1,877,496
Ball Corp. (a)	48,988	3,541,343
International Paper Co. (a)	115,796	4,907,434
Owens-Illinois, Inc. (a)(b)	45,601	821,274
Sealed Air Corp.	55,519	2,552,208
WestRock Co.	71,139	2,765,173
		16,464,928
Metals & Mining - 0.4%
Alcoa, Inc. (a)	370,355	3,433,191
Freeport-McMoRan, Inc. (a)	352,625	3,928,243
Newmont Mining Corp.	149,407	5,844,802
Nucor Corp.	89,534	4,423,875
		17,630,111

TOTAL MATERIALS		147,595,554

TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	1,733,633	74,910,282
CenturyLink, Inc.	153,777	4,461,071
Frontier Communications Corp. (a)	330,366	1,632,008
Level 3 Communications, Inc. (b)	81,646	4,203,953
Verizon Communications, Inc.	1,147,951	64,101,584
		149,308,898
UTILITIES - 3.6%
Electric Utilities - 2.2%
Alliant Energy Corp.	63,949	2,538,775
American Electric Power Co., Inc.	138,361	9,697,722
Duke Energy Corp.	194,004	16,643,603
Edison International	91,754	7,126,533
Entergy Corp.	50,335	4,094,752
Eversource Energy	89,329	5,350,807
Exelon Corp.	259,593	9,438,801
FirstEnergy Corp.	119,605	4,175,411
NextEra Energy, Inc.	129,951	16,945,610
PG&E Corp.	139,693	8,929,177
Pinnacle West Capital Corp.	31,300	2,537,178
PPL Corp.	190,643	7,196,773
Southern Co.	264,312	14,175,053
Xcel Energy, Inc.	143,051	6,405,824
		115,256,019
Gas Utilities - 0.0%
AGL Resources, Inc.	33,983	2,241,859
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	88,687	1,329,418
The AES Corp.	185,592	2,316,188
		3,645,606
Multi-Utilities - 1.2%
Ameren Corp.	68,332	3,661,229
CenterPoint Energy, Inc.	121,273	2,910,552
CMS Energy Corp. (a)	78,619	3,605,467
Consolidated Edison, Inc.	85,657	6,890,249
Dominion Resources, Inc. (a)	173,536	13,523,660
DTE Energy Co.	50,530	5,008,534
NiSource, Inc.	90,556	2,401,545
Public Service Enterprise Group, Inc.	142,474	6,640,713
SCANA Corp.	40,251	3,045,391
Sempra Energy	66,749	7,610,721
TECO Energy, Inc.	66,329	1,833,334
WEC Energy Group, Inc.	88,894	5,804,778
		62,936,173
Water Utilities - 0.1%
American Water Works Co., Inc.	50,050	4,229,726

TOTAL UTILITIES		188,309,383

TOTAL COMMON STOCKS
(Cost $2,781,919,900)		5,129,081,021
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.51% 3/30/17 (c)
(Cost $1,992,399)	2,000,000	1,993,966
	Shares	Value

Money Market Funds - 6.3%
Fidelity Cash Central Fund, 0.43% (d)	52,477,991	$52,477,991
Fidelity Securities Lending Cash Central Fund, 0.46% (d)(e)	273,037,776	273,037,776
TOTAL MONEY MARKET FUNDS
(Cost $325,515,767)		325,515,767
TOTAL INVESTMENT PORTFOLIO - 105.3%
(Cost $3,109,428,066)		5,456,590,754
NET OTHER ASSETS (LIABILITIES) - (5.3)%		(272,415,516)
NET ASSETS - 100%		$5,184,175,238

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
564 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2016	58,943,640	$611,204

The face value of futures purchased as a percentage of Net Assets is 1.1%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,993,966.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$108,590
Fidelity Securities Lending Cash Central Fund	338,882
Total	$447,472

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$628,976,272	$628,976,272	$--	$--
Consumer Staples	541,172,150	541,172,150	--	--
Energy	379,123,901	379,123,901	--	--
Financials	823,063,695	823,063,695	--	--
Health Care	752,766,387	752,766,387	--	--
Industrials	521,889,165	521,889,165	--	--
Information Technology	996,875,616	996,875,616	--	--
Materials	147,595,554	147,595,554	--	--
Telecommunication Services	149,308,898	149,308,898	--	--
Utilities	188,309,383	188,309,383	--	--
U.S. Government and Government Agency Obligations	1,993,966	--	1,993,966	--
Money Market Funds	325,515,767	325,515,767	--	--
Total Investments in Securities:	$5,456,590,754	$5,454,596,788	$1,993,966	$--
Derivative Instruments:
Assets
Futures Contracts	$611,204	$611,204	$--	$--
Total Assets	$611,204	$611,204	$--	$--
Total Derivative Instruments:	$611,204	$611,204	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$611,204	$0
Total Equity Risk	611,204	0
Total Value of Derivatives	$611,204	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $270,994,528) — See accompanying schedule: Unaffiliated issuers (cost $2,783,912,299)	$5,131,074,987
Fidelity Central Funds (cost $325,515,767)	325,515,767
Total Investments (cost $3,109,428,066)		$5,456,590,754
Segregated cash with brokers for derivative instruments		462,138
Receivable for fund shares sold		2,104,438
Dividends receivable		5,794,783
Distributions receivable from Fidelity Central Funds		68,285
Receivable for daily variation margin for derivative instruments		677,978
Other receivables		37,016
Total assets		5,465,735,392
Liabilities
Payable for investments purchased	$6,018,855
Payable for fund shares redeemed	1,869,469
Accrued management fee	192,881
Distribution and service plan fees payable	168,357
Other affiliated payables	235,802
Other payables and accrued expenses	37,014
Collateral on securities loaned, at value	273,037,776
Total liabilities		281,560,154
Net Assets		$5,184,175,238
Net Assets consist of:
Paid in capital		$2,802,335,593
Undistributed net investment income		48,967,434
Accumulated undistributed net realized gain (loss) on investments		(14,901,681)
Net unrealized appreciation (depreciation) on investments		2,347,773,892
Net Assets		$5,184,175,238
Initial Class:
Net Asset Value, offering price and redemption price per share ($4,353,292,887 ÷ 20,341,648 shares)		$214.01
Service Class:
Net Asset Value, offering price and redemption price per share ($67,742,036 ÷ 317,646 shares)		$213.26
Service Class 2:
Net Asset Value, offering price and redemption price per share ($763,140,315 ÷ 3,608,652 shares)		$211.48

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Dividends		$51,737,458
Interest		3,444
Income from Fidelity Central Funds		447,472
Total income		52,188,374
Expenses
Management fee	$1,066,946
Transfer agent fees	1,304,045
Distribution and service plan fees	786,577
Independent trustees' fees and expenses	10,360
Interest	845
Miscellaneous	3,987
Total expenses before reductions	3,172,760
Expense reductions	(306)	3,172,454
Net investment income (loss)		49,015,920
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,510,467)
Futures contracts	3,063,690
Total net realized gain (loss)		(3,446,777)
Change in net unrealized appreciation (depreciation) on: Investment securities	128,062,652
Futures contracts	608,297
Total change in net unrealized appreciation (depreciation)		128,670,949
Net gain (loss)		125,224,172
Net increase (decrease) in net assets resulting from operations		$174,240,092

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$49,015,920	$88,948,271
Net realized gain (loss)	(3,446,777)	1,501,492
Change in net unrealized appreciation (depreciation)	128,670,949	(53,235,474)
Net increase (decrease) in net assets resulting from operations	174,240,092	37,214,289
Distributions to shareholders from net investment income	(199,669)	(94,599,871)
Distributions to shareholders from net realized gain	(4,792,061)	(2,817,105)
Total distributions	(4,991,730)	(97,416,976)
Share transactions - net increase (decrease)	271,285,255	449,403,160
Total increase (decrease) in net assets	440,533,617	389,200,473
Net Assets
Beginning of period	4,743,641,621	4,354,441,148
End of period	$5,184,175,238	$4,743,641,621
Other Information
Undistributed net investment income end of period	$48,967,434	$151,183

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Index 500 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$206.43	$208.12	$186.29	$144.91	$129.33	$132.39
Income from Investment Operations
Net investment income (loss)A	2.14	4.15	3.75	3.31	3.12	2.58
Net realized and unrealized gain (loss)	5.67	(1.44)	21.58	42.98	17.29	.10
Total from investment operations	7.81	2.71	25.33	46.29	20.41	2.68
Distributions from net investment income	(.01)	(4.26)	(3.31)	(3.27)	(3.06)	(2.65)
Distributions from net realized gain	(.22)	(.13)	(.18)	(1.64)	(1.77)	(3.09)
Total distributions	(.23)	(4.40)B	(3.50)C	(4.91)	(4.83)	(5.74)
Net asset value, end of period	$214.01	$206.43	$208.12	$186.29	$144.91	$129.33
Total ReturnD,E,F	3.79%	1.33%	13.57%	32.25%	15.91%	2.04%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.10%I	1.98%	1.91%	1.98%	2.20%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$4,353,293	$4,103,865	$3,823,973	$3,163,673	$2,294,364	$1,918,592
Portfolio turnover rateJ	9%I	9%	3%	5%	5%	5%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $4.40 per share is comprised of distributions from net investment income of $4.262 and distributions from net realized gain of $.133 per share.

 C Total distributions of $3.50 per share is comprised of distributions from net investment income of $3.314 and distributions from net realized gain of $.184 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Index 500 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$205.82	$207.49	$185.77	$144.53	$129.00	$132.07
Income from Investment Operations
Net investment income (loss)A	2.03	3.93	3.54	3.13	2.97	2.44
Net realized and unrealized gain (loss)	5.64	(1.43)	21.50	42.85	17.25	.10
Total from investment operations	7.67	2.50	25.04	45.98	20.22	2.54
Distributions from net investment income	(.01)	(4.03)	(3.14)	(3.10)	(2.92)	(2.52)
Distributions from net realized gain	(.22)	(.13)	(.18)	(1.64)	(1.77)	(3.09)
Total distributions	(.23)	(4.17)B	(3.32)	(4.74)	(4.69)	(5.61)
Net asset value, end of period	$213.26	$205.82	$207.49	$185.77	$144.53	$129.00
Total ReturnC,D,E	3.74%	1.24%	13.46%	32.12%	15.80%	1.93%
Ratios to Average Net AssetsF,G
Expenses before reductions	.20%H	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20%H	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%H	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	2.00%H	1.88%	1.81%	1.88%	2.10%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$67,742	$64,618	$64,442	$55,066	$41,443	$37,095
Portfolio turnover rateI	9%H	9%	3%	5%	5%	5%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $4.17 per share is comprised of distributions from net investment income of $4.033 and distributions from net realized gain of $.133 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Index 500 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$204.25	$206.02	$184.56	$143.64	$128.24	$131.31
Income from Investment Operations
Net investment income (loss)A	1.88	3.59	3.23	2.86	2.74	2.23
Net realized and unrealized gain (loss)	5.58	(1.42)	21.34	42.56	17.14	.11
Total from investment operations	7.46	2.17	24.57	45.42	19.88	2.34
Distributions from net investment income	(.01)	(3.80)	(2.92)	(2.86)	(2.71)	(2.32)
Distributions from net realized gain	(.22)	(.13)	(.18)	(1.64)	(1.77)	(3.09)
Total distributions	(.23)	(3.94)B	(3.11)C	(4.50)	(4.48)	(5.41)
Net asset value, end of period	$211.48	$204.25	$206.02	$184.56	$143.64	$128.24
Total ReturnD,E,F	3.66%	1.08%	13.29%	31.92%	15.62%	1.78%
Ratios to Average Net AssetsG,H
Expenses before reductions	.35%I	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.35%I	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%I	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.85%I	1.73%	1.66%	1.73%	1.95%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$763,140	$575,158	$466,026	$367,122	$274,104	$240,172
Portfolio turnover rateJ	9%I	9%	3%	5%	5%	5%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $3.94 per share is comprised of distributions from net investment income of $3.804 and distributions from net realized gain of $.133 per share.

 C Total distributions of $3.11 per share is comprised of distributions from net investment income of $2.923 and distributions from net realized gain of $.184 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016

1. Organization.

VIP Index 500 Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$2,494,591,325
Gross unrealized depreciation	(157,970,786)
Net unrealized appreciation (depreciation) on securities	$2,336,620,539
Tax cost	$3,119,970,215

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $3,063,690 and a change in net unrealized appreciation (depreciation) of $608,297 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $561,357,797 and $222,429,203, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .045% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that total expenses do not exceed an annual rate of .10% of each class' average net assets, excluding the distribution and service fee for each applicable class, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$32,120
Service Class 2	754,457
$786,577

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing, and shareholder servicing agent for each class. FIIOC receives asset-based fees of .07% of each class's average net assets for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. Under the expense contract, each class pays a portion of the transfer agent fees equal to an annual rate of .055% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Initial Class	$1,120,399
Service Class	17,666
Service Class 2	165,980
$1,304,045

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$9,637,000.63%		$845

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,987 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $338,882.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $306.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2016	Year ended December 31, 2015
From net investment income
Initial Class	$178,081	$81,979,682
Service Class	2,820	1,236,538
Service Class 2	18,768	11,383,651
Total	$199,669	$94,599,871
From net realized gain
Initial Class	$4,273,944	$2,464,544
Service Class	67,680	40,908
Service Class 2	450,437	311,653
Total	$4,792,061	$2,817,105

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2016	Year ended December 31, 2015	Six months ended June 30, 2016	Year ended December 31, 2015
Initial Class
Shares sold	1,395,748	3,162,148	$287,083,596	$663,026,404
Reinvestment of distributions	23,437	415,051	4,452,025	84,444,226
Shares redeemed	(957,391)	(2,070,988)	(193,647,775)	(432,681,340)
Net increase (decrease)	461,794	1,506,211	$97,887,846	$314,789,290
Service Class
Shares sold	18,987	36,097	$3,884,687	$7,586,924
Reinvestment of distributions	372	6,296	70,500	1,277,446
Shares redeemed	(15,672)	(39,010)	(3,192,504)	(8,131,171)
Net increase (decrease)	3,687	3,383	$762,683	$733,199
Service Class 2
Shares sold	1,838,419	2,406,847	$377,325,236	$505,411,905
Reinvestment of distributions	2,497	58,109	469,205	11,695,304
Shares redeemed	(1,048,260)	(1,911,012)	(205,159,715)	(383,226,538)
Net increase (decrease)	792,656	553,944	$172,634,726	$133,880,671

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 39% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Initial Class	.10%
Actual		$1,000.00	$1,037.90	$.51
Hypothetical-C		$1,000.00	$1,024.37	$.50
Service Class	.20%
Actual		$1,000.00	$1,037.40	$1.01
Hypothetical-C		$1,000.00	$1,023.87	$1.01
Service Class 2.35%
Actual		$1,000.00	$1,036.60	$1.77
Hypothetical-C		$1,000.00	$1,023.12	$1.76

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPIDX-SANN-0816
1.705630.118

Fidelity® Variable Insurance Products: International Capital Appreciation Portfolio Semi-Annual Report June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of June 30, 2016
United States of America*	20.8%
United Kingdom	12.7%
Japan	10.7%
Germany	6.7%
France	3.9%
India	3.9%
Ireland	3.6%
Australia	3.2%
Cayman Islands	2.5%
Other	32.0%

 * Includes Short-Term Investments and Net Other Assets (Liabilities)

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of December 31, 2015
United States of America*	21.2%
United Kingdom	16.6%
Japan	7.6%
Germany	6.4%
France	4.6%
India	3.7%
Switzerland	3.4%
Australia	3.4%
Ireland	3.0%
Other	30.1%

 * Includes Short-Term Investments and Net Other Assets (Liabilities)

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.9	99.5
Short-Term Investments and Net Other Assets (Liabilities)	1.1	0.5

Top Ten Stocks as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Unilever PLC (United Kingdom, Personal Products)	1.2	1.2
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.2	1.0
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.2	1.0
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.1	1.0
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (Taiwan, Semiconductors & Semiconductor Equipment)	1.1	1.0
Novo Nordisk A/S Series B sponsored ADR (Denmark, Pharmaceuticals)	1.1	1.1
Naspers Ltd. Class N (South Africa, Media)	0.9	0.8
AIA Group Ltd. (Hong Kong, Insurance)	0.9	0.9
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	0.8	0.6
Imperial Tobacco Group PLC (United Kingdom, Tobacco)	0.8	0.7
	10.3

Market Sectors as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Staples	17.8	15.6
Information Technology	17.5	15.4
Consumer Discretionary	16.4	19.2
Industrials	14.3	16.6
Health Care	11.7	15.3
Financials	11.6	11.2
Materials	7.5	6.2
Telecommunication Services	1.6	0.0
Energy	0.5	0.0

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Argentina - 0.5%
Banco Macro SA sponsored ADR	11,700	$868,374
Australia - 3.2%
Amcor Ltd.	97,089	1,091,630
CSL Ltd.	14,305	1,206,377
Ramsay Health Care Ltd.	17,484	944,932
realestate.com.au Ltd.	19,660	882,297
Sydney Airport unit	181,884	949,734
Transurban Group unit	111,756	1,006,561

TOTAL AUSTRALIA		6,081,531

Bailiwick of Jersey - 1.2%
Experian PLC	54,000	1,024,492
WPP PLC	56,900	1,185,876

TOTAL BAILIWICK OF JERSEY		2,210,368

Belgium - 1.1%
Anheuser-Busch InBev SA NV	16,300	2,155,454
Bermuda - 0.5%
Axalta Coating Systems (a)	33,900	899,367
Brazil - 1.5%
Kroton Educacional SA	237,500	1,005,510
Qualicorp SA	166,100	962,277
Ultrapar Participacoes SA	41,100	909,822

TOTAL BRAZIL		2,877,609

Canada - 1.5%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	24,800	1,064,982
CCL Industries, Inc. Class B	4,900	852,754
Constellation Software, Inc.	2,550	986,900

TOTAL CANADA		2,904,636

Cayman Islands - 2.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	20,930	1,664,563
TAL Education Group ADR (a)	14,600	906,076
Tencent Holdings Ltd.	99,850	2,290,526

TOTAL CAYMAN ISLANDS		4,861,165

Denmark - 2.2%
Coloplast A/S Series B	12,700	950,654
Novo Nordisk A/S Series B sponsored ADR	38,600	2,075,908
Pandora A/S	8,600	1,171,315

TOTAL DENMARK		4,197,877

France - 3.9%
Capgemini SA	11,900	1,026,884
Dassault Systemes SA	12,800	965,069
Essilor International SA	8,181	1,075,221
L'Oreal SA	6,420	1,229,131
Orpea	11,200	918,363
Sodexo SA	9,060	970,593
VINCI SA	19,200	1,354,884

TOTAL FRANCE		7,540,145

Germany - 6.2%
adidas AG	9,100	1,306,298
CTS Eventim AG	30,911	944,933
Deutsche Wohnen AG (Bearer)	29,500	1,004,418
Fresenius SE & Co. KGaA	16,000	1,175,640
Henkel AG & Co. KGaA	11,248	1,216,673
LEG Immobilien AG	4,514	422,368
ProSiebenSat.1 Media AG	24,160	1,056,809
Scout24 Holding GmbH (a)	24,100	895,812
Symrise AG	14,500	989,062
United Internet AG	23,536	978,367
Vonovia SE	26,400	963,969
Wirecard AG (b)	20,500	902,941

TOTAL GERMANY		11,857,290

Hong Kong - 1.4%
AIA Group Ltd.	280,800	1,688,654
Techtronic Industries Co. Ltd.	239,000	998,064

TOTAL HONG KONG		2,686,718

India - 3.9%
Asian Paints India Ltd.	56,965	847,969
Colgate-Palmolive (India)	55,821	761,672
GlaxoSmithKline Consumer Healthcare Ltd. (a)	9,939	870,761
Godrej Consumer Products Ltd.	35,640	848,949
HDFC Bank Ltd.	43,340	878,309
Housing Development Finance Corp. Ltd.	65,268	1,215,820
ITC Ltd.	174,901	957,439
Tata Consultancy Services Ltd.	26,415	1,000,975

TOTAL INDIA		7,381,894

Indonesia - 1.6%
PT Bank Central Asia Tbk	989,900	1,002,331
PT Bank Rakyat Indonesia Tbk	1,216,300	1,000,811
PT Matahari Department Store Tbk	653,800	996,462

TOTAL INDONESIA		2,999,604

Ireland - 3.6%
Accenture PLC Class A	7,900	894,991
Allegion PLC	13,830	960,217
CRH PLC	41,700	1,215,153
Kerry Group PLC Class A	11,230	995,975
Kingspan Group PLC (Ireland)	43,800	948,979
Medtronic PLC	10,570	917,159
Paddy Power PLC (Ireland)	9,200	966,887

TOTAL IRELAND		6,899,361

Isle of Man - 0.5%
Playtech Ltd.	89,780	955,121
Israel - 1.0%
Check Point Software Technologies Ltd. (a)	11,700	932,256
Frutarom Industries Ltd.	20,000	919,302

TOTAL ISRAEL		1,851,558

Italy - 1.0%
Atlantia SpA	40,937	1,022,809
Recordati SpA	30,030	903,287

TOTAL ITALY		1,926,096

Japan - 10.7%
Astellas Pharma, Inc.	71,700	1,124,424
Daito Trust Construction Co. Ltd.	6,200	1,006,647
Dentsu, Inc.	19,700	923,454
Hoya Corp.	26,900	960,760
Japan Tobacco, Inc.	34,700	1,398,486
Kakaku.com, Inc.	37,600	747,100
Kansai Paint Co. Ltd.	46,100	930,744
Kao Corp.	19,800	1,153,195
KDDI Corp.	46,900	1,426,217
Keyence Corp.	1,924	1,312,800
Misumi Group, Inc.	53,500	965,927
Nippon Paint Holdings Co. Ltd.	40,600	1,003,704
Nippon Telegraph & Telephone Corp.	24,800	1,162,994
OBIC Co. Ltd.	15,800	869,732
Olympus Corp.	24,200	903,667
Sohgo Security Services Co., Ltd.	16,000	790,961
Sundrug Co. Ltd.	10,200	957,729
Sysmex Corp.	13,800	950,247
Tsuruha Holdings, Inc.	7,600	920,273
Unicharm Corp.	46,700	1,049,236

TOTAL JAPAN		20,558,297

Kenya - 0.3%
Safaricom Ltd.	3,330,900	584,802
Korea (South) - 1.0%
AMOREPACIFIC Corp.	2,544	958,524
LG Household & Health Care Ltd.	1,046	1,020,906

TOTAL KOREA (SOUTH)		1,979,430

Luxembourg - 1.0%
Eurofins Scientific SA	2,600	963,228
Grand City Properties SA	48,835	1,004,914

TOTAL LUXEMBOURG		1,968,142

Mexico - 1.9%
Gruma S.A.B. de CV Series B	16,955	244,645
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	84,700	870,139
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	54,870	871,705
Grupo Aeroportuario Norte S.A.B. de CV	147,435	874,084
Megacable Holdings S.A.B. de CV unit	200,210	811,132

TOTAL MEXICO		3,671,705

Netherlands - 2.3%
Heineken NV (Bearer)	12,300	1,128,179
Koninklijke Ahold NV	44,399	980,444
RELX NV	72,942	1,261,943
Wolters Kluwer NV	23,800	963,691

TOTAL NETHERLANDS		4,334,257

New Zealand - 0.3%
Ryman Healthcare Group Ltd.	87,893	585,510
Philippines - 2.4%
Ayala Corp.	48,800	882,015
Ayala Land, Inc.	1,111,200	920,702
GT Capital Holdings, Inc.	28,465	874,052
SM Investments Corp.	42,292	873,314
SM Prime Holdings, Inc.	1,702,900	993,687

TOTAL PHILIPPINES		4,543,770

Russia - 0.6%
Magnit OJSC	7,523	1,060,223
South Africa - 0.9%
Naspers Ltd. Class N	11,560	1,765,155
Spain - 1.6%
Aena SA	7,870	1,043,173
Amadeus IT Holding SA Class A	24,430	1,076,355
Grifols SA ADR	54,800	913,516

TOTAL SPAIN		3,033,044

Sweden - 1.5%
ASSA ABLOY AB (B Shares)	51,580	1,061,147
Hexagon AB (B Shares)	23,800	870,984
Svenska Cellulosa AB (SCA) (B Shares)	31,900	1,024,968

TOTAL SWEDEN		2,957,099

Switzerland - 2.1%
Geberit AG (Reg.)	2,390	905,242
Givaudan SA	530	1,067,168
Partners Group Holding AG	2,260	968,558
Sika AG	270	1,132,126

TOTAL SWITZERLAND		4,073,094

Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	82,100	2,153,483
Thailand - 0.5%
Airports of Thailand PCL (For. Reg.)	78,100	868,429
United Kingdom - 12.7%
Auto Trader Group PLC	212,700	1,005,493
Berkeley Group Holdings PLC	29,900	1,009,654
Big Yellow Group PLC	89,900	936,126
Booker Group PLC	300,400	695,662
British American Tobacco PLC (United Kingdom)	34,700	2,249,568
Bunzl PLC	30,158	927,918
Compass Group PLC	57,882	1,101,228
Dignity PLC	25,466	874,352
Diploma PLC	73,789	821,808
Halma PLC	61,400	835,102
Howden Joinery Group PLC	200,252	1,028,507
Imperial Tobacco Group PLC	28,156	1,526,978
Intertek Group PLC	19,500	908,569
Liberty Global PLC Class A (a)	30,600	889,236
London Stock Exchange Group PLC	32,590	1,107,358
Persimmon PLC	54,900	1,064,604
Reckitt Benckiser Group PLC	14,630	1,466,974
Rightmove PLC	19,936	973,693
Sage Group PLC	81,500	704,450
Unilever PLC	48,700	2,333,470
WH Smith PLC	45,400	953,787
Worldpay Group PLC (a)	252,400	918,660

TOTAL UNITED KINGDOM		24,333,197

United States of America - 19.7%
A.O. Smith Corp.	10,313	908,678
Acuity Brands, Inc.	3,650	905,054
Adobe Systems, Inc. (a)	9,200	881,268
Alphabet, Inc. Class C (a)	1,271	879,659
Altria Group, Inc.	13,300	917,168
Amazon.com, Inc. (a)	1,300	930,306
Amphenol Corp. Class A	14,288	819,131
AutoZone, Inc. (a)	1,191	945,463
Cerner Corp. (a)	15,600	914,160
China Biologic Products, Inc. (a)	8,800	935,616
Constellation Brands, Inc. Class A (sub. vtg.)	5,400	893,160
Domino's Pizza, Inc.	7,120	935,426
Ecolab, Inc.	7,050	836,130
Equifax, Inc.	7,400	950,160
Facebook, Inc. Class A (a)	8,000	914,240
FactSet Research Systems, Inc.	5,420	874,896
Fiserv, Inc. (a)	8,516	925,945
FleetCor Technologies, Inc. (a)	6,250	894,563
Gartner, Inc. Class A (a)	8,620	839,674
HEICO Corp. Class A	16,780	900,247
Henry Schein, Inc. (a)	4,950	875,160
Home Depot, Inc.	7,070	902,768
International Flavors & Fragrances, Inc.	7,000	882,490
MasterCard, Inc. Class A	10,890	958,973
Mettler-Toledo International, Inc. (a)	2,690	981,635
Middleby Corp. (a)	7,700	887,425
Moody's Corp.	8,500	796,535
MSCI, Inc. Class A	11,700	902,304
NIKE, Inc. Class B	16,690	921,288
O'Reilly Automotive, Inc. (a)	3,420	927,162
Philip Morris International, Inc.	9,100	925,652
PPG Industries, Inc.	8,610	896,732
Reynolds American, Inc.	16,600	895,238
S&P Global, Inc.	8,111	869,986
Sherwin-Williams Co.	3,170	930,934
Snap-On, Inc.	5,740	905,887
SS&C Technologies Holdings, Inc.	29,480	827,798
Starbucks Corp.	16,200	925,344
The Walt Disney Co.	8,770	857,881
TransDigm Group, Inc. (a)	3,400	896,546
Verisk Analytics, Inc. (a)	10,600	859,448
Visa, Inc. Class A	10,980	814,387

TOTAL UNITED STATES OF AMERICA		37,642,517

TOTAL COMMON STOCKS
(Cost $161,502,720)		187,266,322

Nonconvertible Preferred Stocks - 1.0%
Brazil - 0.5%
Itausa-Investimentos Itau SA (PN)	388,700	918,418
Germany - 0.5%
Sartorius AG (non-vtg.)	12,620	932,511
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,230,945)		1,850,929

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 0.43% (c)	3,013,968	3,013,968
Fidelity Securities Lending Cash Central Fund, 0.46% (c)(d)	875,361	875,361
TOTAL MONEY MARKET FUNDS
(Cost $3,889,329)		3,889,329
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $166,622,994)		193,006,580
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(1,743,084)
NET ASSETS - 100%		$191,263,496

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,354
Fidelity Securities Lending Cash Central Fund	63,148
Total	$66,502

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$31,354,994	$10,957,592	$20,397,402	$--
Consumer Staples	33,901,714	6,001,068	27,900,646	--
Energy	909,822	909,822	--	--
Financials	22,101,252	5,230,513	16,870,739	--
Health Care	22,170,252	9,160,941	13,009,311	--
Industrials	27,292,044	10,789,590	16,502,454	--
Information Technology	33,717,895	15,387,831	18,330,064	--
Materials	14,495,265	6,217,709	8,277,556	--
Telecommunication Services	3,174,013	584,802	2,589,211	--
Money Market Funds	3,889,329	3,889,329	--	--
Total Investments in Securities:	$193,006,580	$69,129,197	$123,877,383	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$24,517,489
Level 2 to Level 1	$0

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $850,415) — See accompanying schedule: Unaffiliated issuers (cost $162,733,665)	$189,117,251
Fidelity Central Funds (cost $3,889,329)	3,889,329
Total Investments (cost $166,622,994)		$193,006,580
Cash		23,322
Foreign currency held at value (cost $169,343)		169,492
Receivable for investments sold		8,278,018
Receivable for fund shares sold		24,215
Dividends receivable		442,024
Distributions receivable from Fidelity Central Funds		17,428
Other receivables		82,921
Total assets		202,044,000
Liabilities
Payable for investments purchased	$9,711,929
Payable for fund shares redeemed	1,478
Accrued management fee	111,741
Distribution and service plan fees payable	1,134
Other affiliated payables	30,254
Other payables and accrued expenses	48,607
Collateral on securities loaned, at value	875,361
Total liabilities		10,780,504
Net Assets		$191,263,496
Net Assets consist of:
Paid in capital		$181,858,659
Undistributed net investment income		1,187,721
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(18,115,692)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		26,332,808
Net Assets		$191,263,496
Initial Class:
Net Asset Value, offering price and redemption price per share ($19,136,183 ÷ 1,411,903 shares)		$13.55
Service Class:
Net Asset Value, offering price and redemption price per share ($175,043 ÷ 12,947 shares)		$13.52
Service Class 2:
Net Asset Value, offering price and redemption price per share ($5,822,932 ÷ 432,805 shares)		$13.45
Investor Class:
Net Asset Value, offering price and redemption price per share ($166,129,338 ÷ 12,353,235 shares)		$13.45

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Dividends		$2,261,125
Income from Fidelity Central Funds		66,502
Income before foreign taxes withheld		2,327,627
Less foreign taxes withheld		(191,773)
Total income		2,135,854
Expenses
Management fee	$645,118
Transfer agent fees	126,121
Distribution and service plan fees	5,272
Accounting and security lending fees	48,088
Custodian fees and expenses	91,053
Independent trustees' fees and expenses	406
Audit	55,170
Legal	2,385
Miscellaneous	589
Total expenses before reductions	974,202
Expense reductions	(28,547)	945,655
Net investment income (loss)		1,190,199
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,121,113)
Foreign currency transactions	(50,362)
Total net realized gain (loss)		(5,171,475)
Change in net unrealized appreciation (depreciation) on: Investment securities	6,990,783
Assets and liabilities in foreign currencies	22,709
Total change in net unrealized appreciation (depreciation)		7,013,492
Net gain (loss)		1,842,017
Net increase (decrease) in net assets resulting from operations		$3,032,216

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,190,199	$1,061,271
Net realized gain (loss)	(5,171,475)	(1,711,441)
Change in net unrealized appreciation (depreciation)	7,013,492	3,429,572
Net increase (decrease) in net assets resulting from operations	3,032,216	2,779,402
Distributions to shareholders from net investment income	–	(1,222,199)
Distributions to shareholders from tax return of capital	–	(78,400)
Total distributions	–	(1,300,599)
Share transactions - net increase (decrease)	(1,032,023)	52,866,176
Redemption fees	–	7,314
Total increase (decrease) in net assets	2,000,193	54,352,293
Net Assets
Beginning of period	189,263,303	134,911,010
End of period	$191,263,496	$189,263,303
Other Information
Undistributed net investment income end of period	$1,187,721	$–
Distributions in excess of net investment income end of period	$–	$(2,478)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP International Capital Appreciation Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.32	$13.01	$12.68	$10.50	$8.42	$9.74
Income from Investment Operations
Net investment income (loss)A	.09	.09	.10	.10	.10	.08
Net realized and unrealized gain (loss)	.14	.33	.28	2.17	2.08	(1.30)
Total from investment operations	.23	.42	.38	2.27	2.18	(1.22)
Distributions from net investment income	–	(.10)	(.05)	(.08)	(.10)	(.09)
Distributions from net realized gain	–	–	–	(.01)	–	(.01)
Tax return of capital	–	(.01)	–	–	–	–
Total distributions	–	(.11)	(.05)	(.09)	(.10)	(.10)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$13.55	$13.32	$13.01	$12.68	$10.50	$8.42
Total ReturnC,D,E	1.73%	3.22%	3.01%	21.62%	25.91%	(12.57)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.98%H	.98%	1.10%	1.17%	1.25%	1.30%
Expenses net of fee waivers, if any	.98%H	.98%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	.95%H	.96%	1.09%	1.07%	1.05%	1.03%
Net investment income (loss)	1.37%H	.68%	.78%	.84%	1.07%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$19,136	$20,154	$1,464	$2,404	$573	$511
Portfolio turnover rateI	179%H	189%	183%	153%	137%	236%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP International Capital Appreciation Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.30	$12.99	$12.66	$10.49	$8.41	$9.72
Income from Investment Operations
Net investment income (loss)A	.08	.08	.09	.08	.09	.07
Net realized and unrealized gain (loss)	.14	.32	.28	2.17	2.08	(1.29)
Total from investment operations	.22	.40	.37	2.25	2.17	(1.22)
Distributions from net investment income	–	(.09)	(.04)	(.07)	(.09)	(.08)
Distributions from net realized gain	–	–	–	(.01)	–	(.01)
Tax return of capital	–	(.01)	–	–	–	–
Total distributions	–	(.09)B	(.04)	(.08)	(.09)	(.09)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$13.52	$13.30	$12.99	$12.66	$10.49	$8.41
Total ReturnD,E,F	1.65%	3.12%	2.93%	21.44%	25.83%	(12.60)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.08%I	1.09%	1.21%	1.28%	1.35%	1.42%
Expenses net of fee waivers, if any	1.08%I	1.09%	1.20%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.05%I	1.07%	1.19%	1.17%	1.15%	1.14%
Net investment income (loss)	1.26%I	.58%	.68%	.73%	.96%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$175	$222	$114	$111	$94	$75
Portfolio turnover rateJ	179%I	189%	183%	153%	137%	236%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.09 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.006 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP International Capital Appreciation Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.24	$12.92	$12.61	$10.46	$8.40	$9.72
Income from Investment Operations
Net investment income (loss)A	.07	.06	.07	.07	.08	.06
Net realized and unrealized gain (loss)	.14	.32	.27	2.16	2.07	(1.30)
Total from investment operations	.21	.38	.34	2.23	2.15	(1.24)
Distributions from net investment income	–	(.06)	(.03)	(.07)	(.09)	(.07)
Distributions from net realized gain	–	–	–	(.01)	–	(.01)
Tax return of capital	–	–B	–	–	–	–
Total distributions	–	(.06)	(.03)	(.08)	(.09)	(.08)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$13.45	$13.24	$12.92	$12.61	$10.46	$8.40
Total ReturnC,D,E	1.59%	2.96%	2.71%	21.33%	25.61%	(12.74)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.23%H	1.23%	1.35%	1.46%	1.49%	1.58%
Expenses net of fee waivers, if any	1.23%H	1.23%	1.35%	1.35%	1.35%	1.35%
Expenses net of all reductions	1.20%H	1.21%	1.34%	1.32%	1.29%	1.28%
Net investment income (loss)	1.12%H	.43%	.54%	.59%	.82%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$5,823	$3,629	$2,360	$2,374	$1,476	$166
Portfolio turnover rateI	179%H	189%	183%	153%	137%	236%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP International Capital Appreciation Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.22	$12.92	$12.59	$10.43	$8.37	$9.69
Income from Investment Operations
Net investment income (loss)A	.08	.08	.09	.09	.09	.07
Net realized and unrealized gain (loss)	.15	.32	.29	2.15	2.07	(1.29)
Total from investment operations	.23	.40	.38	2.24	2.16	(1.22)
Distributions from net investment income	–	(.09)	(.05)	(.07)	(.10)	(.09)
Distributions from net realized gain	–	–	–	(.01)	–	(.01)
Tax return of capital	–	(.01)	–	–	–	–
Total distributions	–	(.10)	(.05)	(.08)	(.10)	(.10)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$13.45	$13.22	$12.92	$12.59	$10.43	$8.37
Total ReturnC,D,E	1.74%	3.08%	2.99%	21.50%	25.81%	(12.63)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.06%H	1.07%	1.19%	1.26%	1.34%	1.39%
Expenses net of fee waivers, if any	1.06%H	1.06%	1.18%	1.18%	1.18%	1.18%
Expenses net of all reductions	1.03%H	1.04%	1.17%	1.15%	1.13%	1.12%
Net investment income (loss)	1.28%H	.60%	.71%	.75%	.99%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$166,129	$165,258	$112,479	$87,029	$40,107	$25,262
Portfolio turnover rateI	179%H	189%	183%	153%	137%	236%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016

1. Organization.

VIP International Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. The Fund offered Initial Class R shares, Service Class R shares and Service Class 2R shares during the period December 22, 2004 through April 30, 2015 and all outstanding shares were converted to Initial Class shares, Service Class shares and Service Class 2 shares, respectively, by April 30, 2015. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$27,948,941
Gross unrealized depreciation	(2,465,307)
Net unrealized appreciation (depreciation) on securities	$25,483,634
Tax cost	$167,522,946

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$(5,936,849)
2017	(4,429,182)
Total with expiration	(10,366,031)
No expiration
Short-term	(151,791)
Total capital loss carryforward	$(10,517,822)

The Fund elected to defer to its next fiscal year approximately $1,346,509 of capital losses recognized during the period November 1, 2015 to December 31, 2015.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $164,781,676 and $165,798,756, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$97
Service Class 2	5,175
$5,272

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .07% ( .15% for Investor Class) of class-level average net assets. For the period, transfer agent fees for each class, were as follows:

Initial Class	$6,281
Service Class	64
Service Class 2	1,366
Investor Class	118,410
$126,121

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $663 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $163 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $63,148. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $27,868 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $679.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2016	Year ended December 31, 2015
From net investment income
Initial Class	$–	$122,694
Service Class	–	1,312
Service Class 2	–	14,211
Initial Class R	–	28,245
Service Class R	–	182
Service Class 2R	–	198
Investor Class	–	1,055,357
Total	$–	$1,222,199
Tax Return of Capital
Initial Class	$–	$7,870
Service Class	–	84
Service Class 2	–	912
Initial Class R	–	1,812
Service Class R	–	12
Service Class 2R	–	13
Investor Class	–	67,697
Total	$–	$78,400

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2016	Year ended December 31, 2015	Six months ended June 30, 2016	Year ended December 31, 2015
Initial Class
Shares sold	72,520	1,695,089	$940,524	$23,335,332
Reinvestment of distributions	–	9,999	–	130,565
Shares redeemed	(173,433)	(304,830)	(2,248,580)	(4,114,708)
Net increase (decrease)	(100,913)	1,400,258	$(1,308,056)	$19,351,189
Service Class
Shares sold	–	8,788	$–	$120,747
Reinvestment of distributions	–	107	–	1,396
Shares redeemed	(3,759)	(977)	(48,571)	(13,281)
Net increase (decrease)	(3,759)	7,918	$(48,571)	$108,862
Service Class 2
Shares sold	224,927	537,471	$2,963,574	$7,336,995
Reinvestment of distributions	–	1,157	–	15,123
Shares redeemed	(66,220)	(447,169)	(851,949)	(5,938,122)
Net increase (decrease)	158,707	91,459	$2,111,625	$1,413,996
Initial Class R
Shares sold	–	153,466	$–	$2,092,776
Reinvestment of distributions	–	2,235	–	30,057
Shares redeemed	–	(1,558,940)	–	(21,424,694)
Net increase (decrease)	–	(1,403,239)	$–	$(19,301,861)
Service Class R
Reinvestment of distributions	–	14	$–	$193
Shares redeemed	–	(8,802)	–	(120,941)
Net increase (decrease)	–	(8,788)	$–	$(120,748)
Service Class 2R
Reinvestment of distributions	–	16	$–	$211
Shares redeemed	–	(9,623)	–	(132,014)
Net increase (decrease)	–	(9,607)	$–	$(131,803)
Investor Class
Shares sold	657,759	4,411,916	$8,497,370	$59,870,443
Reinvestment of distributions	–	86,263	–	1,123,054
Shares redeemed	(801,095)	(710,621)	(10,284,391)	(9,446,956)
Net increase (decrease)	(143,336)	3,787,558	$(1,787,021)	$51,546,541

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 96% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Initial Class	.98%
Actual		$1,000.00	$1,017.30	$4.92
Hypothetical-C		$1,000.00	$1,019.99	$4.92
Service Class	1.08%
Actual		$1,000.00	$1,016.50	$5.41
Hypothetical-C		$1,000.00	$1,019.49	$5.42
Service Class 2	1.23%
Actual		$1,000.00	$1,015.90	$6.17
Hypothetical-C		$1,000.00	$1,018.75	$6.17
Investor Class	1.06%
Actual		$1,000.00	$1,017.40	$5.32
Hypothetical-C		$1,000.00	$1,019.59	$5.32

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPCAP-SANN-0816
1.818378.111

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 24, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 24, 2016